   O
---------------------

                        DEAR ANCHOR PATHWAY INVESTOR:

                  We are pleased to report that Anchor Pathway Fund -- which serves as the underlying investment vehicle for the American Pathway Variable Annuity -- posted another year of solid gains. Fiscal 1996, representing the 12 months ended November 30, marks the second consecutive year of positive results for every series in the fund. The following commentary on the economy in general and the investment activities of each of the series has been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

                        ECONOMIC OVERVIEW

                  Financial markets around the world continued to advance as investors surveying the global landscape were encouraged by positive economic growth, mild inflation and favorable interest rates. Stock and bond prices were further bolstered by high cash flows into mutual funds, which by September of 1996 had already exceeded the previous year's record inflow.

                  U.S. stocks showed particular strength as they continued their astonishing march upward. On top of an already exuberant market, equity prices over the 12-month period rose 27.9%, as measured by Standard & Poor's 500 Composite Index. This year's climb is notable for its concentrated intensity: nearly two-thirds of that gain came in the final quarter of the year. As a cautionary note, CRMC would add that this type of "froth" might suggest the possibility of a correction in a market that has seen an unprecedented 73 months without a correction of 10% or more. Meanwhile, returns on bonds showed a more modest increase of 6.0%, as measured by the Salomon Brothers Broad Investment-Grade Index, reflecting the uncertainty in the first half of the year about the pace of economic growth in the U.S.

                  While CRMC continually monitors overall market levels, the investment adviser's primary focus continues to be on finding good values among individual securities, even in expensive markets. Here are brief comments on the investment activities of each series:

                  The GROWTH SERIES rose 14.0% for the 12 months ended November
                30. A brief market dip from May through July, caused in part by concerns about the direction of interest rates, produced severe losses among many technology stocks held in the series. That having been said, several sizable investments in this area actually showed significant price gains over the period. These included the series' largest holding, semiconductor giant Intel Corp. (+108.4%), and Oracle Systems Corp. (+62.0%), a leading developer of database software, which at 2.5% of net assets was the series' fifth-largest holding. Results were also hampered somewhat by media and entertainment stocks, which had a disappointing 1996. This sector has made positive contributions to the series in the past, and CRMC believes it can return to winning form again soon. Areas of strength for the series included retailers and leisure & tourism companies, many of which benefited from an increase in consumer spending. At fiscal year-end, 91.6% of the series' assets was invested in 118 companies, with the remaining 8.4% in cash and equivalents as a buying reserve.

                  The INTERNATIONAL SERIES posted a gain of 20.0% for fiscal
                1996, as optimism about global economic conditions prevailed. As of November 30, every developed market in which the series was invested finished on the plus side, measured in local currency. (Measured in U.S. dollars, only Japan declined.) In Europe -- where more than half the series' assets is invested -- monetary measures taken by many governments began at last to have their desired effect and most markets posted impressive double-digit gains.

                                                           ---------------------

   O
---------------------

                Elsewhere, Japan's slow recovery was accompanied by an uncertain political environment and a steady decline in the yen. Stock prices slid 4.4% in dollar terms; CRMC used this opportunity to add significantly to the series' holdings in that country. Although the series is still relatively underweighted in Japanese stocks, they now account for 7.2% of net assets, up from 6.6% a year ago. One of the series' largest industry concentration is in telecommunications stocks, many of which benefited from consumer demand for increasingly sophisticated services. Several of these companies accounted for the series' largest price gains over the 12-month period, including Telecom Italia and its parent company STET, which increased 66.5% and 56.4%, respectively; Telefonica de Espana, which rose 59.0%; and Telecomunicacoes Brasileiras (Telebras) increased 33.9%, for the period it was held by the series.

                  The GROWTH-INCOME SERIES increased 21.9% for the year. The series, which emphasizes established companies with the potential for rising dividends, was well served by a market surge driven in large part by blue chip stocks. Several of the series' largest gainers were chemical companies that improved profits by expanding product lines or tapping into new markets. These included two of the series' holdings, Monsanto Co. (+73.6%) and Praxair Inc. (+67.0%). In other areas, rising fuel costs led to price gains for energy companies. The series also benefited from its sizable investments in health care, banking and insurance companies, many of which experienced substantial increases during the year. As a cautionary measure, CRMC added to its cash position during this last four-month market rise. As of November 30, about 88.0% of net assets is invested in stocks, with 12.0% in cash and other assets.

                  The ASSET ALLOCATION SERIES posted a gain of 19.3% for the year. The series has the flexibility to participate in market cycles in all three major asset classes, with holdings in carefully selected, high-quality common stocks, bonds and money market instruments. On November 30, the series held 63.1% in stocks, 28.5% in bonds and 8.4% in cash and equivalents. The equity portion, which is similar to a conservative growth and income fund, concentrated on typically stable industries, such as financial services and health care. Efforts to streamline operations in these areas have translated into improved profits for many companies, and a number of the series' largest investments were also among the top gainers. These included Citicorp (+54.4%), NationsBank Corp. (+45.2%), and pharmaceutical concerns Warner-Lambert Co. (+60.2%) and Pfizer Inc. (+54.5%). Together, these four investments account for more than 6.0% of net assets. On the fixed-income side, declining long-term interest rates in the second half of the year boosted bond prices and made significant contributions to the series' overall results.

                  The HIGH-YIELD BOND SERIES rose 14.0% for the year. The stock market's continued strength created a favorable environment for lower rated, higher risk bonds. High-yield securities provided substantially higher returns than their investment-grade counterparts over the period. In many cases, rising equity prices and increased merger activity provided highly leveraged companies with an infusion of capital. Their stronger financial positions and healthy growth in turn boosted the credit quality and value of their bonds. In a year which also set a record for the number of new high-yield issues, the task of finding promising, well-priced companies with good long-term prospects became even more challenging. CRMC's analysts take a research-intensive approach and continue to uncover attractive investment opportunities around the world among diverse industries such as telecommunications, forest products, broadcasting and energy. At fiscal year-end, the series included about 84.4% of assets in U.S. corporate bonds, 1.1% in non-U.S. securities and 6.9% in U.S. Treasuries. About 7.5% was held in the form of cash and equivalents.

---------------------

   O
---------------------

                  The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES rose 5.5%
                through November 30, recovering ground lost early in the year. Bond prices, which had dipped sharply amid speculation that the Federal Reserve Board would take steps to temper economic growth, rose again as interest rate hikes failed to materialize. (Bond prices and interest rates generally move in opposite directions.) Despite periods of dramatic fluctuations, yields on 10-year Treasury bonds ended the fiscal year only slightly higher than where they began. The series is invested in top-rated fixed-income obligations, the majority of which are backed by the full faith and credit of the U.S. government for the timely payment of principal and interest. During the year, CRMC increased investments in mortgage-backed securities to 32.9%, which provided a yield advantage and good total return. The series also held about 47.0% in Treasury issues, with the balance in a combination of corporate and agency issues and short-term instruments.

                  The CASH MANAGEMENT SERIES had a 4.9% return for the 12 months ended November 30. The fiscal year began with a slight decline in short-term interest rates, as the Federal Reserve Board lowered the federal funds rates -- the rate that banks charge each other for overnight loans -- in December and January. Rates began inching upward in February, reflecting concern that the economy might be overheating. The series maintains a high-quality orientation by concentrating its assets in top-grade commercial paper. All its money market securities carry the highest rating from Standard & Poor's or Moody's. The series offers an alternative to investors who wish to temporarily reduce their stock or bond investments, or can be used as a base for making regular investments into other series.

                  The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to helping you achieve these goals by striving to find the best values that financial markets have to offer.

                  We look forward to reporting to you again in six months.

                Sincerely,
                Eli Broad
                Chairman, President and Chief Executive Officer,
                Anchor National Life Insurance Company

                January 15, 1997

                -------------------------------

                Performance figures quoted are for the Anchor Pathway Fund; therefore, they are not net of the fees and charges associated with the variable annuity.
                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in the other series, is not guaranteed.

                                                           ---------------------

  [TRIANGLE]
---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                    INVESTMENT PORTFOLIO  --  NOVEMBER 30, 1996

                                                                                                                  VALUE
                                            COMMON STOCK -- 90.9%                               SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 35.2%
                    Data Processing & Reproduction -- 10.2%
                    3Com Corp.+..........................................................        50,000         $    3,756
                    Adobe Systems, Inc. .................................................       250,000              9,875
                    Autodesk, Inc. ......................................................        50,000              1,400
                    Compuserve, Inc.+....................................................        50,000                525
                    Danka Business Systems PLC ADR.......................................        25,000              1,050
                    Data General Corp.+..................................................       100,000              1,463
                    Dell Computer Corp.+.................................................        13,600              1,382
                    Digital Equipment Corp.+.............................................       135,000              4,961
                    Mentor Graphics Corp.+...............................................       120,000              1,170
                    Oracle Systems Corp.+................................................       412,500             20,213
                    Silicon Graphics, Inc.+..............................................       539,500             10,723
                    Solectron Corp.+.....................................................       230,000             13,455
                    Structural Dynamics Research Corp.+..................................       150,000              2,906
                    Sybase, Inc.+........................................................       400,000              7,050
                    Tandem Computers, Inc.+..............................................       250,000              3,406

                    Electrical & Electronics -- 1.1%
                    Ericsson (L.M.) Telephone Co., Class B ADR...........................       158,000              4,878
                    General Instrument Corp.+............................................       144,300              3,193
                    Nokia Corp. ADR......................................................        20,000              1,122

                    Electronic Components -- 21.8%
                    Adaptec, Inc.+.......................................................       420,000             15,645
                    Analog Devices, Inc.+................................................       515,000             16,544
                    Bay Networks, Inc.+..................................................       165,000              4,414
                    EMC Corp.+...........................................................       200,000              6,450
                    Intel Corp. .........................................................       427,600             54,252
                    Linear Technology Corp. .............................................       150,000              7,069
                    LSI Logic Corp.+.....................................................       305,000              9,188
                    Maxim Integrated Products, Inc.+.....................................       120,000              5,565
                    Microchip Technology, Inc.+..........................................        75,000              3,581
                    National Semiconductor Corp.+........................................       125,000              3,062
                    Newbridge Networks Corp. ADR+........................................       100,000              2,975
                    Park Electrochemical Corp. ..........................................       187,200              4,259
                    Rogers Corp.+........................................................       109,200              3,003
                    SCI Systems, Inc.+...................................................       127,600              6,731
                    Texas Instruments, Inc. .............................................       345,600             22,032
                    Western Digital Corp.+...............................................        39,100              2,102
                    Xilinx, Inc.+........................................................       230,000             10,091

                    Electronic Instruments -- 0.5%
                    Applied Materials, Inc.+.............................................       100,000              3,813

                    Energy Equipment -- 1.6%
                    Reading & Bates Corp.+...............................................       150,000              4,350
                    Schlumberger Ltd. ...................................................        79,500              8,268
                                                                                                                 ---------
                                                                                                                   285,922
                                                                                                                 ---------
                    CONSUMER GOODS -- 5.6%
                    Beverages & Tobacco -- 1.3%
                    PepsiCo, Inc. .......................................................        80,000              2,390
                    Philip Morris Cos., Inc. ............................................        80,000              8,250

                                                           ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER GOODS (continued)
                    Health & Personal Care -- 2.4%
                    Alpha Beta Technology, Inc.+.........................................        70,000         $      647
                    Forest Labs, Inc.+...................................................        81,000              3,139
                    Genetics Institute, Inc.+............................................        80,000              5,440
                    Omnicare, Inc. ......................................................       230,000              7,015
                    Paragon Trade Brands, Inc.+..........................................        45,000              1,249
                    Pharmacia & Upjohn, Inc. ............................................        58,000              2,240

                    Recreation & Other Consumer Products -- 1.9%
                    Duracell International, Inc. ........................................        25,000              1,666
                    Electronic Arts+.....................................................        15,300                491
                    Hasbro, Inc. ........................................................        45,000              1,851
                    Mattel, Inc. ........................................................       370,308             11,433
                                                                                                                 ---------
                                                                                                                    45,811
                                                                                                                 ---------
                    ENERGY -- 1.0%
                    Energy Sources -- 0.5%
                    Murphy Oil Corp. ....................................................        80,000              4,080

                    Utilities: Electric, Gas & Water -- 0.5%
                    Columbia Gas Systems, Inc. ..........................................        59,400              3,839
                                                                                                                 ---------
                                                                                                                     7,919
                                                                                                                 ---------
                    FINANCE -- 5.7%
                    Banking -- 1.4%
                    Charter One Financial, Inc. .........................................        73,500              3,197
                    Commerce Bancshares, Inc. ...........................................       127,286              5,728
                    Norwest Corp. .......................................................        50,000              2,338

                    Financial Services -- 0.9%
                    Federal National Mortgage Association................................       180,000              7,425

                    Insurance -- 3.4%
                    Everest Reinsurance Holdings, Inc. ..................................        40,000              1,125
                    EXEL Ltd. ...........................................................       290,000             10,984
                    NAC Reinsurance Corp. ...............................................        55,000              2,007
                    Transatlantic Holdings, Inc. ........................................       110,000              8,759
                    Trenwick Group, Inc. ................................................        97,400              4,748
                                                                                                                 ---------
                                                                                                                    46,311
                                                                                                                 ---------
                    MATERIALS -- 2.9%
                    Agricultural Services -- 1.2%
                    Pioneer Hi-Bred International, Inc. .................................       140,000              9,765

                    Chemicals -- 1.7%
                    Air Products & Chemicals, Inc. ......................................        25,000              1,737
                    Great Lakes Chemical Corp. ..........................................        40,000              2,145
                    Valspar Corp. .......................................................       170,000              9,754
                                                                                                                 ---------
                                                                                                                    23,401
                                                                                                                 ---------
                    SERVICES -- 39.7%
                    Broadcasting & Publishing -- 11.7%
                    Adelphia Communications Corp.+.......................................       205,000              1,358
                    BHC Communications, Inc., Class A+...................................        55,821              5,701
                    Cablevision Systems Corp., Class A+..................................        70,000              2,109
                    Comcast Corp., Class A...............................................       127,500              2,135
                    Gaylord Entertainment Co., Class A...................................       240,000              5,130
                    Marvel Entertainment Group, Inc.+....................................        44,600                123
                    News Corp., Ltd. ADR.................................................       680,000             14,450
                    Tele-Communications Liberty Media Group +............................       282,881              7,072
                    Tele-Communications TCI Group, Series A+.............................       440,525              5,947

---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Broadcasting & Publishing (continued)
                    Time Warner, Inc. ...................................................       821,250         $   33,466
                    U.S. West Media Group+...............................................        50,000                956
                    Viacom, Inc., Class B+...............................................       445,000             16,799

                    Business & Public Services -- 14.8%
                    ADT Ltd.+............................................................       100,000              2,050
                    Air & Water Technologies Corp., Class A+.............................       165,000              1,021
                    America Online, Inc.+................................................       551,500             19,509
                    Apria Healthcare Group, Inc.+........................................       150,000              2,700
                    Avery Dennison Corp. ................................................        90,000              6,356
                    Columbia/HCA Healthcare Corp. .......................................       133,125              5,325
                    CUC International, Inc.+.............................................       165,000              4,352
                    Ecolab, Inc. ........................................................       100,000              3,887
                    Electronic Data Systems Corp. .......................................       175,000              8,466
                    Federal Express Corp.+...............................................       350,000             15,487
                    FHP International Corp.+.............................................       174,600              6,264
                    Loewen Group, Inc. ..................................................        50,000              2,019
                    Manpower, Inc. ......................................................        41,400              1,351
                    Oxford Health Plans, Inc.+...........................................       276,000             16,008
                    Pacificare Health Systems, Inc., Class B+............................        35,000              2,905
                    United Healthcare Corp. .............................................       305,000             13,153
                    USA Waste Services, Inc.+............................................        50,000              1,613
                    Value Health, Inc.+..................................................        50,000                906
                    WMX Technologies, Inc. ..............................................       200,000              7,200

                    Leisure & Tourism -- 6.0%
                    Carnival Corp., Class A..............................................        50,000              1,581
                    Disney (Walt) Co. ...................................................       400,000             29,500
                    Harrah's Entertainment, Inc.+........................................       210,000              3,728
                    Host Marriott Corp.+.................................................       500,000              7,625
                    Marriott International, Inc. ........................................       110,000              6,132

                    Merchandising -- 4.0%
                    Barnes & Noble, Inc.+................................................       204,400              6,388
                    Circuit City Stores, Inc. ...........................................       270,000              9,011
                    Consolidated Stores Corp.+...........................................        99,100              3,667
                    Home Shopping Network, Inc.+.........................................       285,000              3,206
                    Limited, Inc. .......................................................        50,000                900
                    Spiegel, Inc., Class A...............................................       366,600              3,162
                    Staples, Inc.+.......................................................       112,500              2,222
                    Wal-Mart Stores, Inc. ...............................................       150,000              3,825

                    Telecommunications -- 1.1%
                    AirTouch Communications, Inc.+.......................................        50,000              1,281
                    MCI Communications Corp. ............................................       200,000              6,100
                    United States Cellular Corp.+........................................        52,000              1,456

                    Transportation: Airlines -- 2.1%
                    AMR Corp.+...........................................................        70,000              6,387
                    Delta Air Lines, Inc. ...............................................        10,000                753
                    Southwest Airlines Co. ..............................................       405,000             10,024
                                                                                                                 ---------
                                                                                                                   322,766
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 0.8%...........................................                            6,881
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $463,354)...................................                          739,011
                                                                                                                 ---------

                                                           ---------------------

                                                                                                                  VALUE
                                           PREFERRED STOCK -- 0.7%                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.7%
                    Broadcasting & Publishing -- 0.7%
                    News Corp., Ltd. ADR (cost $2,314)...................................       340,000         $    5,865
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $465,668)..........................                          744,876
                                                                                                                 ---------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                        SHORT-TERM SECURITIES -- 7.1%                       (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 7.1%
                    Associates Corp. of North America 5.38% due 12/2/96..................      $  5,300              5,299
                    General Electric Capital Corp. 5.31% due 1/8/97......................         9,560              9,506
                    General Electric Capital Corp. 5.31% due 1/9/97......................         6,000              5,966
                    General Electric Capital Corp. 5.75% due 12/2/96.....................         3,280              3,279
                    Heinz (H.J.) Co. 5.25% due 12/12/96..................................         5,800              5,791
                    Heinz (H.J.) Co. 5.25% due 12/30/96..................................        10,600             10,555
                    Lucent Technologies, Inc. 5.24% due 12/18/96.........................         6,000              5,985
                    Lucent Technologies, Inc. 5.25% due 12/17/96.........................        11,700             11,673
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $58,054)...........................                           58,054
                                                                                                                 ---------

                    TOTAL INVESTMENTS --
                      (cost $523,722)                               98.7%                                          802,930
                    Other assets less liabilities --                 1.3                                            10,234
                                                                   -----                                         ---------
                    NET ASSETS --                                  100.0%                                       $  813,164
                                                                   =====                                         =========

              -----------------------------

              + Non-income producing securities

              ADR - American Depositary Receipt

              See Notes to Financial Statements

---------------------

  [TRIANGLE]
---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS -- 89.9%                         SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    AUSTRALIA -- 6.4%
                    Australia & New Zealand Bank Group (Finance).......................        978,309         $    6,426
                    Coca-Cola Amatil Ltd. (Consumer Goods)#............................        260,716              2,945
                    News Corp., Ltd. Preferred ADR (Services)..........................         33,300                575
                    News Corp., Ltd. ADR (Services)....................................         66,600              1,415
                    Western Mining Corp. Holdings Ltd. ADR (Materials).................        738,326              4,687
                                                                                                                ---------
                                                                                                                   16,048
                                                                                                                ---------
                    BERMUDA -- 0.8%
                    Mandarin Oriental (Services).......................................      1,328,905              2,033
                                                                                                                ---------
                    CANADA -- 7.8%
                    Bank Nova Scotia Halifax (Finance).................................        103,400              3,581
                    Four Seasons Hotels, Inc. (Services)...............................         14,700                307
                    Imasco Ltd. (Consumer Goods).......................................        232,000              5,763
                    Northern Telecom Ltd. (Services)...................................         94,000              6,180
                    Royal Bank of Canada (Finance).....................................         72,000              2,673
                    Teck Corp. Class B (Capital Equipment).............................         40,000                946
                                                                                                                ---------
                                                                                                                   19,450
                                                                                                                ---------
                    FINLAND -- 3.1%
                    Nokia (AB) OY Corp. Series A (Multi-industry)......................        117,000              6,491
                    Nokia (AB) OY Corp. Series K (Multi-industry)......................         20,000              1,103
                                                                                                                ---------
                                                                                                                    7,594
                                                                                                                ---------
                    FRANCE -- 5.2%
                    L'Air Liquide (Materials)..........................................         15,400              2,456
                    Michelin SA registered (Capital Equipment).........................         84,000              4,308
                    Moet-Hennessy Louis Vuitton (Consumer Goods).......................          3,300                836
                    Pathe (Services)+..................................................         18,500              4,321
                    Total SA, Series B (Energy)........................................         13,876              1,109
                                                                                                                ---------
                                                                                                                   13,030
                                                                                                                ---------
                    GERMANY -- 4.9%
                    Bayerische Motoren Werke AG (Consumer Goods).......................          6,072              3,936
                    Bayerische Motoren Werke AG NV Preferred (Consumer Goods)..........          2,604              1,192
                    Daimler-Benz AG (Consumer Goods)+..................................         24,200              1,580
                    Mannesmann AG (Capital Equipment)..................................         13,300              5,547
                                                                                                                ---------
                                                                                                                   12,255
                                                                                                                ---------
                    HONG KONG -- 7.6%
                    Hong Kong Electric Holdings (Energy)...............................      1,032,000              3,310
                    HSBC Holdings PLC (Finance)........................................        154,800              3,224
                    Hutchison Whampoa Ltd. (Multi-industry)............................      1,350,000             10,432
                    Television Broadcasting Ltd. (Services)............................        497,000              1,909
                                                                                                                ---------
                                                                                                                   18,875
                                                                                                                ---------
                    IRELAND -- 1.4%
                    Independent Newspapers (Services)..................................        394,764              2,024
                    Irish Life PLC (Finance)...........................................        303,633              1,404
                                                                                                                ---------
                                                                                                                    3,428
                                                                                                                ---------

                                                           ---------------------

                                                                                                                 VALUE
                           COMMON STOCK, PREFERRED STOCK & WARRANTS (continued)               SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    ITALY -- 3.7%
                    STET (Services)....................................................        120,000         $      510
                    STET Risp (Services)...............................................        240,000                738
                    Telecom Italia Mobile SPA (Services)...............................      3,346,050              7,869
                    Telecom Italia Mobile SPA-Savings Shares (Services)................         64,800                 86
                    Telecom Italia SpA Risp (Services).................................         64,800                119
                                                                                                                ---------
                                                                                                                    9,322
                                                                                                                ---------
                    JAPAN -- 7.2%
                    Amway Japan Ltd. ADR (Consumer Goods)..............................         36,000                671
                    Banyu Pharm (Services).............................................        105,000              1,346
                    Kawasaki Steel Corp. (Materials)...................................        580,000              1,818
                    Mitsubishi Corp. (Consumer Goods)..................................         65,000                753
                    Sankyo Co., Ltd. (Consumer Goods)..................................        260,000              6,962
                    Sony Corp. (Consumer Goods)........................................         22,000              1,408
                    Suzuki Motor Corp. (Consumer Goods)................................        179,000              1,870
                    Toyota Motor Corp. (Consumer Goods)................................        115,000              3,140
                                                                                                                ---------
                                                                                                                   17,968
                                                                                                                ---------
                    KOREA -- 1.3%
                    Hanil Bank (Finance)...............................................         96,580                638
                    Korea Electric Power Corp. (Energy)................................         39,000              1,247
                    Korea Electric Power Corp. ADR (Energy)............................         26,000                458
                    Korea First Bank (Finance)+........................................        105,000                608
                    Korea Mobile Telecommunications Corp. (Services)...................            350                354
                                                                                                                ---------
                                                                                                                    3,305
                                                                                                                ---------
                    LUXEMBOURG -- 0.6%
                    Safra Republic Holdings, Inc. (Finance)............................         10,000              1,360
                                                                                                                ---------
                    MEXICO -- 1.9%
                    Cifra SA de Cv-Series C (Services)+................................        195,500                270
                    Grupo Financiero Banamex-Accival SA de Cv-Series B (Finance)+......        324,000                639
                    Grupo Financiero Banamex-Accival SA de Cv-Series L (Finance)+......         26,406                 48
                    Grupo Televisa SA de Cv ADR (Services)+............................         35,000                954
                    Telefonos de Mexico SA ADR (Services)..............................         95,200              2,892
                                                                                                                ---------
                                                                                                                    4,803
                                                                                                                ---------
                    NETHERLANDS -- 5.7%
                    ABN Amro Holdings NV (Finance).....................................         85,546              5,542
                    International Nederlanden Warrants 3/15/01 (Finance)+..............        300,000              2,055
                    Koninklijke PTT Nederland NV (Services)............................         20,000                749
                    Philips Electronics (Consumer Goods)...............................         76,000              3,072
                    Vereenigde Ned Uitgevers (Services)................................        130,000              2,654
                                                                                                                ---------
                                                                                                                   14,072
                                                                                                                ---------
                    NEW ZEALAND -- 1.0%
                    Brierley Investment Ltd. (Multi-industry)..........................              2                  0
                    Carter Holt Harvey Ltd. (Materials)................................              1                  0
                    Telecom Corp. of New Zealand (Services)............................        405,280              2,136
                    Telecom Corp. of New Zealand ADR (Services)........................          4,600                387
                                                                                                                ---------
                                                                                                                    2,523
                                                                                                                ---------
                    NORWAY -- 3.0%
                    Orkla AS (Multi-industry)..........................................        110,000              7,336
                                                                                                                ---------
                    SPAIN -- 3.7%
                    Banco de Santander ADR (Finance)...................................          1,500                 82
                    Banco de Santander SA (Finance)....................................         55,500              3,008
                    Corporacion Mapfre SA (Finance)+...................................          1,312                 67
                    Iberdrola SA (Energy)..............................................        142,000              1,639

---------------------

                                                                                                                 VALUE
                           COMMON STOCK, PREFERRED STOCK & WARRANTS (continued)               SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    SPAIN (continued)
                    Telefonica de Espana SA (Services).................................        130,000         $    2,850
                    Telefonica de Espana SA ADR (Services).............................         24,000              1,584
                                                                                                                ---------
                                                                                                                    9,230
                                                                                                                ---------
                    SWEDEN -- 10.5%
                    Asea AB (Capital Equipment)........................................         24,500              2,835
                    Asea AB-Series B (Capital Equipment)...............................         22,000              2,529
                    Astra AB-Series A (Services).......................................        184,000              8,822
                    Ericsson LM Telephone Co. Class B (Capital Equipment)..............        195,200              6,017
                    Ericsson LM Telephone Co. Class B CV ADR (Capital Equipment).......          3,500                 15
                    Kinnevik-Series A (Finance)........................................         23,900                648
                    Kinnevik-Series B (Finance)........................................         15,000                420
                    Volvo AB-Series B (Consumer Goods).................................        220,800              4,849
                                                                                                                ---------
                                                                                                                   26,135
                                                                                                                ---------
                    SWITZERLAND -- 6.3%
                    BBC Brown Boveri, Bearer (Capital Equipment)+......................          2,363              2,957
                    Ciba-Geigy AG (Materials)..........................................          6,989              8,648
                    Holderbank Financiere Glarus (Materials)...........................          3,886              2,805
                    Nestle SA (Consumer Goods).........................................          1,250              1,357
                                                                                                                ---------
                                                                                                                   15,767
                                                                                                                ---------
                    UNITED KINGDOM -- 7.1%
                    English China Clays (Materials)....................................        305,000                918
                    Pearson PLC (Multi-industry).......................................        120,000              1,483
                    Rentokil Group PLC (Services)......................................        450,000              3,283
                    Reuters Holdings PLC (Services)....................................        208,000              2,532
                    Scottish Power PLC (Energy)........................................        132,240                749
                    Severn Trent PLC (Energy)+.........................................        473,000              5,201
                    Tesco PLC (Services)...............................................        408,616              2,335
                    Vodafone Group PLC (Services)......................................        105,801                459
                    Vodafone Group PLC ADR (Services)..................................         18,000                779
                                                                                                                ---------
                                                                                                                   17,739
                                                                                                                ---------
                    OTHER COMMON STOCK -- 0.7%.........................................                             1,780
                                                                                                                ---------
                    TOTAL COMMON STOCK, PREFERRED STOCK, & WARRANTS (cost $167,760)....                           224,053
                                                                                                                ---------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                                                                                          LOCAL CURRENCY)
                                           BONDS & NOTES -- 0.1%                          (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    LUXEMBOURG -- 0.0%
                    Daimler Benz Capital 4.13% 2003....................................             34                 26
                                                                                                                ---------
                    FRANCE -- 0.1%
                    Michelin (cie Gle) 2.50% 2001......................................            480                275
                                                                                                                ---------
                    TOTAL BONDS & NOTES (cost $231)....................................                               301
                                                                                                                ---------
                    TOTAL INVESTMENT SECURITIES (cost $167,991)........................                           224,354
                                                                                                                ---------
                                       SHORT-TERM SECURITIES -- 9.9%
                    -------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 9.9%
                    Barclays U.S. Funding 5.28% due 1/22/97............................      $   2,200              2,183
                    Halifax Building Society 5.40% due 1/03/97.........................          6,200              6,170
                    Canadian T-Bills 5.27% due 12/12/96................................          5,000              4,992
                    Sandoz Corp. 5.33% due 12/02/96....................................          5,000              4,999

                                                           ---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT             VALUE
                                     SHORT-TERM SECURITIES (continued)                    (IN THOUSANDS)     (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES (continued)
                    Siemens Capital Corp. 5.24% due 12/05/96...........................      $   1,300         $    1,299
                    Siemens Capital Corp. 5.26% due 1/24/97............................          5,000              4,961
                                                                                                                ---------
                                                                                                                   24,604
                                                                                                                ---------
                    TOTAL SHORT-TERM SECURITIES (cost $24,604).........................                            24,604
                                                                                                                ---------

                    TOTAL INVESTMENTS --
                      (cost $192,595)                             99.9%                                           248,958
                    Other assets less liabilities --               0.1                                                186
                                                                 -----                                          ---------
                    NET ASSETS --                                100.0%                                        $  249,144
                                                                 =====                                          =========

              -----------------------------

              # Resale restricted to qualified institutional buyers

              +  Non-income producing securities

              ADR - American Depositary Receipt

              See Notes to Financial Statements

---------------------

  [TRIANGLE]
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                                                                                                  VALUE
                                            COMMON STOCK -- 87.8%                               SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 12.0%
                    Aerospace & Military Technology -- 1.7%
                    Boeing Co. ..........................................................        20,000         $    1,988
                    General Motors Corp., Class H........................................        85,000              4,633
                    Litton Industries, Inc.+.............................................        40,000              1,870
                    Raytheon Co. ........................................................        25,000              1,278
                    Sundstrand Corp. ....................................................       130,000              5,070
                    United Technologies Corp. ...........................................         5,000                701

                    Data Processing & Reproduction -- 1.7%
                    Adobe Systems, Inc. .................................................        40,000              1,580
                    Silicon Graphics, Inc.+..............................................       200,000              3,975
                    Xerox Corp. .........................................................       210,000             10,316

                    Electrical & Electronics -- 1.3%
                    Ericsson (L.M.) Telephone Co., Class B ADR...........................        80,000              2,470
                    Lucent Technologies, Inc. ...........................................        44,028              2,256
                    Nokia Corp. ADR......................................................       135,000              7,577

                    Electronic Components -- 1.3%
                    Linear Technology Corp. .............................................        80,000              3,770
                    Texas Instruments, Inc. .............................................       120,000              7,650

                    Energy Equipment -- 1.4%
                    Dresser Industries, Inc. ............................................        80,000              2,620
                    Schlumberger Ltd. ...................................................        70,000              7,280
                    Western Atlas, Inc.+.................................................        45,000              3,173

                    Industrial Components -- 1.1%
                    Dana Corp. ..........................................................        50,000              1,556
                    Goodyear Tire & Rubber Co. ..........................................        80,000              3,880
                    ITT Industries, Inc. ................................................        25,000                584
                    Rockwell International Corp. ........................................        70,000              4,498

                    Machinery & Engineering -- 3.5%
                    Caterpillar, Inc. ...................................................       125,000              9,890
                    Crompton & Knowles Corp. ............................................       120,000              2,205
                    Deere & Co. .........................................................       190,000              8,479
                    Ingersoll-Rand Co. ..................................................        80,000              3,720
                    Parker-Hannifin Corp. ...............................................       185,000              7,516
                                                                                                                 ---------
                                                                                                                   110,535
                                                                                                                 ---------
                    CONSUMER GOODS -- 18.2%
                    Appliances & Household Durables -- 0.9%
                    Corning, Inc. .......................................................       130,000              5,265
                    Philips Electronics NV ADR...........................................        75,000              3,038

                    Automotive -- 0.9%
                    Ford Motor Co. ......................................................       130,000              4,257
                    General Motors Corp. ................................................        70,000              4,034

                    Beverages & Tobacco -- 3.2%
                    Anheuser-Busch Cos., Inc. ...........................................        90,000              3,814
                    PepsiCo, Inc. .......................................................       210,000              6,274

                                                           ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER GOODS (continued)
                    Beverages & Tobacco (continued)
                    Philip Morris Cos., Inc. ............................................       105,000         $   10,828
                    Seagram Co. Ltd. ....................................................       220,000              8,992

                    Food & Household Products -- 2.9%
                    Archer-Daniels-Midland Co. ..........................................       170,000              3,740
                    ConAgra, Inc. .......................................................        40,000              2,125
                    CPC International, Inc. .............................................        50,000              4,162
                    General Mills, Inc. .................................................        45,000              2,858
                    Heinz (H.J.) Co. ....................................................        70,000              2,651
                    Kellogg Co. .........................................................        13,800                937
                    McCormick & Co., Inc. ...............................................       200,000              4,925
                    Unilever N. V. ......................................................        30,000              5,194

                    Health & Personal Care -- 8.0%
                    American Home Products Corp. ........................................       170,000             10,922
                    Bristol-Myers Squibb Co. ............................................        35,000              3,981
                    Johnson & Johnson Co. ...............................................        60,000              3,188
                    Kimberly-Clark Corp. ................................................        40,000              3,910
                    Merck & Co., Inc. ...................................................       155,000             12,865
                    Pfizer, Inc. ........................................................       175,000             15,684
                    Schering-Plough Corp. ...............................................       180,000             12,825
                    Tambrands, Inc. .....................................................        30,000              1,283
                    Warner-Lambert Co. ..................................................       120,000              8,580

                    Recreation & Other Consumer Products -- 2.0%
                    American Greetings Corp., Class A....................................        70,000              1,977
                    Duracell International, Inc. ........................................        40,000              2,665
                    Eastman Kodak Co. ...................................................        60,000              4,860
                    Polaroid Corp. ......................................................       145,000              6,181
                    Stanley Works........................................................        80,000              2,360

                    Textiles & Apparel -- 0.3%
                    V.F. Corp. ..........................................................        45,000              3,054
                                                                                                                 ---------
                                                                                                                   167,429
                                                                                                                 ---------
                    ENERGY -- 8.6%
                    Energy Sources -- 7.5%
                    Amoco Corp. .........................................................       115,000              8,927
                    Atlantic Richfield Co. ..............................................        60,000              8,347
                    Diamond Shamrock, Inc. ..............................................       160,000              5,200
                    Exxon Corp. .........................................................        50,000              4,731
                    Pennzoil Co. ........................................................        70,000              3,938
                    Phillips Petroleum Co. ..............................................       210,000              9,476
                    Royal Dutch Petroleum Co. ADR........................................        30,000              5,096
                    Texaco, Inc. ........................................................        40,000              3,965
                    Total SA ADR.........................................................        61,338              2,477
                    Union Pacific Resources Group, Inc. .................................        67,755              2,024
                    Unocal Corp. ........................................................       175,000              7,131
                    Valero Energy Corp. .................................................       260,000              7,800

                    Utilities: Electric, Gas & Water -- 1.1%
                    Consolidated Edison Co. of New York, Inc. ...........................       100,000              2,900
                    Pacific Gas & Electric Co. ..........................................       150,000              3,619
                    Union Electric Co. ..................................................        80,000              3,180
                                                                                                                 ---------
                                                                                                                    78,811
                                                                                                                 ---------
                    FINANCE -- 12.2%
                    Banking -- 7.1%
                    Banc One Corp. ......................................................       118,000              5,620
                    Bank of New York, Inc. ..............................................       160,000              5,740

---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    FINANCE (continued)
                    Banking (continued)
                    BankAmerica Corp. ...................................................        65,000         $    6,695
                    CoreStates Financial Corp. ..........................................        92,500              4,983
                    First Chicago Corp. .................................................        50,000              2,938
                    First Union Corp. ...................................................        80,000              6,110
                    KeyCorp..............................................................       100,000              5,237
                    Morgan (J.P.) & Co., Inc. ...........................................        30,000              2,831
                    National City Corp. .................................................        70,000              3,246
                    Northern Trust Corp. ................................................        20,000              1,453
                    Norwest Corp. .......................................................       140,000              6,545
                    PNC Bank Corp. ......................................................       202,000              7,979
                    SunTrust Banks, Inc. ................................................       110,000              5,582

                    Financial Services -- 0.9%
                    American Express Co. ................................................        50,000              2,612
                    Associates First Capital Corp., Class A..............................         5,000                242
                    Beneficial Corp. ....................................................        20,000              1,243
                    FINOVA Group, Inc. ..................................................        25,000              1,650
                    Household International, Inc. .......................................        30,000              2,842

                    Insurance -- 4.2%
                    Aetna, Inc. .........................................................        50,000              3,606
                    Allstate Corp. ......................................................       120,000              7,230
                    American General Corp. ..............................................        30,000              1,234
                    Gallagher (Arthur J.) & Co. .........................................        95,300              2,931
                    General Reinsurance Group............................................        40,000              6,750
                    Liberty Corp. .......................................................        75,000              2,859
                    SAFECO Corp. ........................................................       275,500             11,468
                    St. Paul Cos., Inc. .................................................        40,000              2,355
                                                                                                                 ---------
                                                                                                                   111,981
                                                                                                                 ---------
                    MATERIALS -- 10.9%
                    Agricultural Services -- 0.2%
                    Pioneer Hi-Bred International, Inc. .................................        30,000              2,092

                    Chemicals -- 3.5%
                    Dow Chemical Co. ....................................................        40,000              3,350
                    du Pont (E.I.) de Nemours & Co. .....................................        55,000              5,184
                    Eastman Chemical Co. ................................................        50,000              2,856
                    Great Lakes Chemical Corp. ..........................................        20,000              1,073
                    Lyondell Petrochemical Co. ..........................................        60,000              1,350
                    Mallinckrodt, Inc. ..................................................        90,900              4,000
                    Monsanto Co. ........................................................       150,000              5,962
                    PPG Industries, Inc. ................................................        60,000              3,675
                    Praxair, Inc. .......................................................       100,000              4,862

                    Forest Products & Paper -- 4.2%
                    Bowater, Inc. .......................................................       230,000              8,654
                    Georgia-Pacific Corp. ...............................................        65,000              4,729
                    International Paper Co. .............................................       100,000              4,250
                    James River Corp. ...................................................       125,000              4,000
                    Rayonier, Inc. ......................................................        92,500              3,584
                    Union Camp Corp. ....................................................       175,000              8,597
                    Westvaco Corp. ......................................................        60,000              1,695
                    Weyerhaeuser Co. ....................................................        75,000              3,450

                    Metals & Minerals -- 3.0%
                    Alumax, Inc.+........................................................        40,000              1,295
                    Aluminum Co. of America..............................................       240,000             15,270

                                                           ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Metals & Minerals (continued)
                    Inco Ltd. ...........................................................        30,000         $    1,046
                    Potash Corp. Saskatchewan, Inc. .....................................       130,000              9,799
                                                                                                                 ---------
                                                                                                                   100,773
                                                                                                                 ---------
                    MULTI-INDUSTRY -- 1.7%
                    Multi-Industry -- 1.7%
                    AlliedSignal, Inc. ..................................................        40,000              2,930
                    Tenneco, Inc. .......................................................       115,000              5,865
                    Textron, Inc. .......................................................        75,000              7,153
                                                                                                                 ---------
                                                                                                                    15,948
                                                                                                                 ---------
                    SERVICES -- 22.0%
                    Broadcasting & Publishing -- 3.4%
                    Comcast Corp., Class A...............................................        23,173                388
                    Cox Communications, Inc., Class A+...................................        49,224              1,009
                    Gannett Co., Inc. ...................................................        40,000              3,140
                    New York Times Co., Class A..........................................        50,000              1,869
                    News Corp. Ltd. ADR..................................................       140,000              2,975
                    Scripps Co. (E.W.), Class A..........................................       135,000              4,691
                    Tele-Communications Liberty Media Group+.............................       145,000              3,625
                    Time Warner, Inc. ...................................................       100,000              4,075
                    US West Inc. Media Group+............................................       171,800              3,286
                    Viacom, Inc., Class B+...............................................       165,000              6,229

                    Business & Public Services -- 5.5%
                    ACNielsen Corp.+.....................................................        50,000                869
                    Alexander & Baldwin, Inc. ...........................................       180,000              4,770
                    Browning-Ferris Industries, Inc. ....................................       220,000              5,912
                    Cognizant Corp.+.....................................................       150,000              5,175
                    Dun & Bradstreet Corp. ..............................................       150,000              3,394
                    Ecolab, Inc. ........................................................        50,000              1,944
                    Electronic Data Systems Corp. .......................................       155,000              7,498
                    Federal Express Corp.+...............................................        60,000              2,655
                    Omnicom Group........................................................        40,000              2,040
                    PacifiCare Health Systems, Inc., Class A+............................        40,000              3,160
                    Pitney Bowes, Inc. ..................................................        30,000              1,770
                    WMX Technologies, Inc. ..............................................       310,000             11,160

                    Leisure & Tourism -- 1.3%
                    Disney (Walt) Co. ...................................................       140,000             10,325
                    Host Marriott Corp.+.................................................       110,000              1,678

                    Merchandising -- 3.6%
                    Circuit City Stores, Inc. ...........................................       182,000              6,074
                    Federated Department Stores, Inc.+...................................       100,000              3,412
                    Gap, Inc. ...........................................................        40,000              1,285
                    Giant Foods, Inc., Class A...........................................       100,000              3,375
                    May Department Stores Co. ...........................................        80,000              3,900
                    Mercantile Stores Co., Inc. .........................................        60,000              3,015
                    Penney (J.C.) Co., Inc. .............................................        50,000              2,688
                    Wal-Mart Stores, Inc. ...............................................       350,000              8,925

                    Telecommunications -- 5.1%
                    AirTouch Communications, Inc.+.......................................        81,013              2,076
                    Alltel Corp. ........................................................         7,600                242
                    Ameritech Corp. .....................................................       120,000              7,065
                    AT&T Corp. ..........................................................       470,000             18,447
                    MCI Communications Corp. ............................................       260,000              7,930
                    SBC Communications, Inc. ............................................        40,000              2,105

---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Telecommunications (continued)
                    Telefonos de Mexico SA ADR...........................................       130,000         $    3,949
                    US West, Inc. Communications Group ..................................       171,800              5,369

                    Transportation: Airlines -- 0.7%
                    AMR Corp.+...........................................................        65,000              5,931

                    Transportation: Rail & Road -- 2.4%
                    Conrail, Inc. .......................................................       114,822             11,166
                    Norfolk Southern Corp. ..............................................        65,000              5,850
                    Union Pacific Corp. .................................................        80,000              4,660
                                                                                                                 ---------
                                                                                                                   201,101
                                                                                                                 ---------
                    OTHER COMMON STOCK -- 2.2%...........................................                           20,553
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $541,816)...................................                          807,131
                                                                                                                 ---------


                                           PREFERRED STOCK -- 0.1%
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.1%
                    Broadcasting & Publishing -- 0.1%
                    News Corp. Ltd. ADR (cost $1,044)....................................        80,000              1,380
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $542,860)..........................                          808,511
                                                                                                                 ---------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                       SHORT-TERM SECURITIES -- 12.1%                       (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 10.4%
                    Associates Corp. of North America 5.38% due 12/2/96..................      $  5,500              5,499
                    Associates Corp. of North America 5.95% due 12/2/96..................         3,400              3,399
                    CIT Group Holdings, Inc. 5.24% due 12/17/96..........................        11,700             11,673
                    CIT Group Holdings, Inc. 5.26% due 12/19/96..........................         7,000              6,981
                    Coca-Cola Co. 5.23% due 12/5/96......................................        10,500             10,494
                    Heinz (H.J.) Co. 5.24% due 12/4/96...................................         5,500              5,498
                    Heinz (H.J.) Co. 5.25% due 12/12/96..................................         1,290              1,289
                    Heinz (H.J.) Co. 5.29% due 1/3/97....................................        12,300             12,240
                    Lucent Technologies, Inc. 5.24% due 12/18/96.........................         9,000              8,978
                    Lucent Technologies, Inc. 5.25% due 12/13/96.........................        10,200             10,182
                    National Rural Utilities Cooperative Finance Corp. 5.28% due
                      1/22/97............................................................        17,200             17,069
                    Penney (J.C.) Funding Corp. 5.31% due 12/4/96........................         2,400              2,399
                                                                                                                 ---------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $95,700)......................                           95,701
                                                                                                                 ---------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                      SHORT-TERM SECURITIES (continued)                     (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 1.7%
                    Federal National Mortgage Association 5.30% due 12/19/96.............      $  2,800         $    2,793
                    Federal National Mortgage Association 5.34% due 12/19/96.............        10,000              9,973
                    Federal National Mortgage Association 5.22% due 12/12/96.............         2,600              2,596
                                                                                                                 ---------
                    TOTAL FEDERAL AGENCY OBLIGATIONS (cost $15,362)......................                           15,362
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $111,062)..........................                          111,063
                                                                                                                 ---------

                    TOTAL INVESTMENTS --
                      (cost $653,922)                              100.0%                                          919,574
                    Other assets less liabilities --                 0.0                                              (218)
                                                                   -----                                         ---------
                    NET ASSETS --                                  100.0%                                       $  919,356
                                                                   =====                                         =========

              -----------------------------

              +  Non-income producing securities

              ADR - American Depositary Receipt

              See Notes to Financial Statements

---------------------

  [TRIANGLE]
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES          INVESTMENT PORTFOLIO  --  NOVEMBER 30, 1996

                                                                                                                  VALUE
                                            COMMON STOCK -- 63.1%                               SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 8.7%
                    Aerospace & Military Technology -- 2.1%
                    Boeing Co. ..........................................................       10,000          $      994
                    General Motors Corp., Class H........................................       41,000               2,235

                    Data Processing & Reproduction -- 0.2%
                    Adobe Systems, Inc. .................................................       10,000                 395

                    Electrical & Electronics -- 1.2%
                    Hubbell, Inc. .......................................................       30,000               1,260
                    Nokia Corp. ADR......................................................       10,000                 561

                    Industrial Components -- 3.6%
                    Dana Corp. ..........................................................       35,000               1,090
                    Echlin, Inc. ........................................................       15,000                 504
                    Rockwell International Corp. ........................................       60,000               3,855

                    Machinery & Engineering -- 1.6%
                    Crompton & Knowles Corp. ............................................       60,000               1,102
                    Deere & Co. .........................................................       30,000               1,339
                                                                                                                 ---------
                                                                                                                    13,335
                                                                                                                 ---------
                    CONSUMER GOODS -- 17.6%
                    Automotive -- 0.8%
                    General Motors Corp. ................................................       20,000               1,152

                    Beverages & Tobacco -- 2.9%
                    PepsiCo, Inc. .......................................................       80,000               2,390
                    Seagram Co., Ltd. ...................................................       50,000               2,044

                    Food & Household Products -- 2.8%
                    Archer-Daniels-Midland Co. ..........................................       52,500               1,155
                    General Mills, Inc. .................................................       20,000               1,270
                    Heinz (H.J.) Co. ....................................................       30,000               1,136
                    McCormick & Co., Inc. ...............................................       30,000                 739

                    Health & Personal Care -- 9.7%
                    American Home Products Corp. ........................................       40,000               2,570
                    Bristol-Myers Squibb Co. ............................................       15,000               1,706
                    Kimberly-Clark Corp. ................................................       10,000                 978
                    Pfizer, Inc. ........................................................       44,000               3,943
                    Smithkline Beecham PLC ADR...........................................       50,000               3,444
                    Tambrands, Inc. .....................................................       20,000                 855
                    Warner-Lambert Co. ..................................................       20,000               1,430

                    Recreation & Other Consumer Products -- 1.4%
                    American Greetings Corp., Class A....................................       30,000                 848
                    Duracell International, Inc. ........................................       10,000                 666
                    Stanley Works........................................................       20,000                 590
                                                                                                                 ---------
                                                                                                                    26,916
                                                                                                                 ---------
                    ENERGY -- 7.5%
                    Energy Sources -- 7.5%
                    Amoco Corp. .........................................................       15,000               1,164
                    Atlantic Richfield Co. ..............................................       15,000               2,087
                    Chevron Corp. .......................................................       40,000               2,680

                                                           ---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ENERGY (continued)
                    Energy Sources (continued)
                    Diamond Shamrock, Inc. ..............................................       20,000          $      650
                    Kerr-McGee Corp. ....................................................       25,000               1,750
                    Phillips Petroleum Co. ..............................................       35,000               1,580
                    Royal Dutch Petroleum Co. ADR........................................        6,000               1,019
                    Unocal Corp. ........................................................       15,000                 611
                                                                                                                 ---------
                                                                                                                    11,541
                                                                                                                 ---------
                    FINANCE -- 9.6%
                    Banking -- 7.2%
                    Citicorp.............................................................       20,000               2,185
                    CoreStates Financial Corp. ..........................................       20,000               1,077
                    First Union Corp. ...................................................       22,950               1,753
                    Fleet Financial Group, Inc. .........................................       25,000               1,384
                    KeyCorp..............................................................       15,000                 786
                    NationsBank Corp. ...................................................       25,000               2,591
                    PNC Bank Corp. ......................................................       30,000               1,185

                    Insurance -- 2.4%
                    American General Corp. ..............................................       15,000                 617
                    General Reinsurance Group............................................       10,000               1,687
                    SAFECO Corp. ........................................................       35,000               1,457
                                                                                                                 ---------
                                                                                                                    14,722
                                                                                                                 ---------
                    MATERIALS -- 7.1%
                    Chemicals -- 3.2%
                    Air Products & Chemicals, Inc. ......................................       20,000               1,390
                    du Pont (E.I.) de Nemours & Co. .....................................       15,000               1,414
                    Mallinckrodt, Inc. ..................................................       20,000                 880
                    PPG Industries, Inc. ................................................       20,000               1,225

                    Forest Products & Paper -- 3.2%
                    Georgia-Pacific Corp. ...............................................       30,000               2,182
                    Rayonier, Inc. ......................................................       15,500                 601
                    Union Camp Corp. ....................................................       20,000                 982
                    Weyerhaeuser Co. ....................................................       25,000               1,150

                    Metals & Minerals -- 0.7%
                    Aluminum Co. of America..............................................       16,000               1,018
                                                                                                                 ---------
                                                                                                                    10,842
                                                                                                                 ---------
                    MULTI-INDUSTRY -- 2.1%
                    Multi-Industry -- 2.1%
                    Tenneco, Inc. .......................................................       35,000               1,785
                    Textron, Inc. .......................................................       15,000               1,431
                                                                                                                 ---------
                                                                                                                     3,216
                                                                                                                 ---------
                    SERVICES -- 10.5%
                    Business & Public Services -- 0.5%
                    Alexander & Baldwin, Inc. ...........................................       30,000                 795

                    Merchandising -- 6.5%
                    Circuit City Stores, Inc. ...........................................       10,000                 334
                    May Department Stores Co. ...........................................       30,000               1,463
                    Mercantile Stores Co., Inc. .........................................       20,000               1,005
                    Penney (J.C.), Inc. .................................................       35,000               1,881
                    Sears, Roebuck & Co. ................................................       15,000                 746
                    Wal-Mart Stores, Inc. ...............................................       80,000               2,040
                    Walgreen Co. ........................................................       60,000               2,505

---------------------

                                                                                                                  VALUE
                                          COMMON STOCK (continued)                              SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Telecommunications -- 0.3%
                    AT&T Corp. ..........................................................       10,000          $      392

                    Transportation: Rail & Road -- 3.2%
                    Conrail, Inc. .......................................................       19,137               1,861
                    Norfolk Southern Corp. ..............................................       20,000               1,800
                    Union Pacific Corp. .................................................       20,000               1,165
                                                                                                                 ---------
                                                                                                                    15,987
                                                                                                                 ---------
                    TOTAL COMMON STOCK (cost $67,812)....................................                           96,559
                                                                                                                 ---------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                           BONDS & NOTES -- 28.5%                           (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ASSET-BACKED SECURITIES -- 0.5%
                    Green Tree Financial Corp. 7.25% 2005................................       $  715                 713
                                                                                                                 ---------
                    CONVERTIBLE BONDS -- 2.5%
                    Broadcasting & Publishing -- 1.6%
                    Turner Broadcasting Systems, Inc. zero coupon 2007#..................        5,000               2,425

                    Industrial -- 0.6%
                    Hanson America, Inc. 2.39% 2001#.....................................        1,000                 873

                    Telecommunications -- 0.3%
                    United States West, Inc. zero coupon 2011............................        1,500                 542
                                                                                                                 ---------
                                                                                                                     3,840
                                                                                                                 ---------
                    CORPORATE NONCONVERTIBLES -- 12.3%
                    Automotive -- 0.8%
                    General Motors Corp. 8.80% 2021......................................        1,000               1,179

                    Broadcasting & Publishing -- 0.7%
                    Time Warner, Inc. 9.125% 2013........................................        1,000               1,107

                    Finance -- 3.5%
                    Aetna Services, Inc. 6.97% 2036......................................          500                 519
                    Capital One Bank 7.35% 2000..........................................        2,500               2,566
                    Chevy Chase Savings Bank 9.25% 2008..................................          500                 507
                    First Union Corp. 6.82% 2006.........................................          500                 515
                    Irvine Property 7.46% 2006*..........................................          500                 489
                    Ocwen Financial Corp. 11.875% 2003...................................          250                 267
                    Saul (B.F.) Real Estate Investment Trust 11.625% 2002................          500                 540

                    Industrial -- 4.9%
                    Acme Metals, Inc. 12.50% 2002........................................          500                 535
                    Allegiance Corp. 7.00% 2026..........................................          500                 517
                    CenCall Communications Corp. zero coupon 2004@.......................        1,000                 665
                    Container Corp. of America 9.75% 2003................................          500                 521
                    Dayton Hudson Corp. 8.50% 2022.......................................          500                 533
                    Freeport McMoRan Copper & Gold 7.20% 2026............................          500                 504
                    Inco Ltd. 9.60% 2022.................................................          400                 448
                    Omnipoint Corp. 11.625% 2006#........................................          250                 263
                    Oryx Energy Co. 8.375% 2004..........................................          500                 528
                    Oryx Energy Co. 9.50% 1999...........................................        1,500               1,597
                    Oryx Energy Co. 10.00% 1999..........................................          500                 536
                    Philips Electronics NV 7.20% 2026....................................          750                 779

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                          BONDS & NOTES (continued)                         (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE NONCONVERTIBLES (continued)
                    Transportation -- 2.4%
                    Airplanes Pass Through Trust 8.15% 2019*.............................       $  500          $      526
                    Continental Airlines Pass Through Trust 6.94% 2013...................        1,000               1,004
                    Delta Air Lines, Inc. 10.50% 2016....................................          500                 620
                    Jet Equipment Trust 7.83% 2012.......................................          486                 515
                    United Airlines Pass Through Trust 7.87% 2018........................          500                 502
                    USAir, Inc. 6.76% 2008...............................................          487                 485
                                                                                                                 ---------
                                                                                                                    18,767
                                                                                                                 ---------
                    U.S. GOVERNMENT & AGENCIES -- 7.4%
                    Federal National Mortgage Association 6.53% 2006.....................        4,000               3,898
                    Federal National Mortgage Association 7.52% 2004.....................        2,000               2,045
                    Government National Mortgage Association 7.50% 2026..................        1,485               1,506
                    Government National Mortgage Association 8.00% 2026..................        2,970               3,061
                    Government National Mortgage Association 8.50% 2025..................          802                 839
                                                                                                                 ---------
                                                                                                                    11,349
                                                                                                                 ---------
                    UNITED STATES TREASURY -- 5.7%
                    10.375% Bonds 2012...................................................        5,000               6,604
                    7.25% Notes 2004.....................................................        2,000               2,153
                                                                                                                 ---------
                                                                                                                     8,757
                                                                                                                 ---------
                    OTHER BONDS & NOTES -- 0.1%..........................................                              217
                                                                                                                 ---------
                    TOTAL BONDS & NOTES (cost $42,898)...................................                           43,643
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $110,710)..........................                          140,202
                                                                                                                 ---------
                                        SHORT-TERM SECURITIES -- 8.2%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 7.5%
                    American Express Credit Corp. 5.25% due 12/6/96......................        2,800               2,797
                    General Electric Capital Corp. 5.75% due 12/2/96.....................        2,340               2,339
                    Heinz (H.J.) Co. 5.24% due 12/4/96...................................        1,500               1,499
                    Heinz (H.J.) Co. 5.25% due 12/30/96..................................        2,400               2,390
                    Lucent Technologies, Inc. 5.24% due 12/18/96.........................        2,500               2,495
                                                                                                                 ---------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $11,521)......................                           11,520
                                                                                                                 ---------
                    UNITED STATES TREASURY -- 0.7%
                    8.75% Notes due 10/15/97 (cost $1,070)...............................        1,000               1,028
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $12,591)...........................                           12,548
                                                                                                                 ---------
                    TOTAL INVESTMENTS --
                      (cost $123,301)                                                99.8%                         152,750
                    Other assets less liabilities --                                  0.2                              310
                                                                                   ------                        ---------
                    NET ASSETS --                                                   100.0%                      $  153,060
                                                                                                                 =========
                                                                                   ======

              -----------------------------

              +  Non-income producing securities

              *  Fair value determined by Trustees

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              ADR - American Depositary Receipt

              See Notes to Financial Statements

---------------------

[TRIANGLE]
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                          BONDS & NOTES -- 85.5%                         (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 5.3%
                    Aerospace & Military Technology -- 3.3%
                    Coltec Industries 9.75% 1999......................................      $    500         $      537
                    Coltec Industries 9.75% 2000......................................         3,500              3,789

                    Construction & Housing -- 0.4%
                    M.D.C. Holdings, Inc. 11.125% 2003................................           500                505

                    Electrical & Electronics -- 1.6%
                    MagneTek, Inc. 10.75% 1998........................................         2,000              2,060
                                                                                                              ---------
                                                                                                                  6,891
                                                                                                              ---------
                    CONSUMER GOODS -- 2.9%
                    Beverages & Tobacco -- 2.9%
                    Canandaigua Wine, Inc. 8.75% 2003#................................         1,000                963
                    Dr. Pepper/Seven Up Cos., Inc. 10.25% 2000........................         2,750              2,846
                                                                                                              ---------
                                                                                                                  3,809
                                                                                                              ---------
                    ENERGY -- 12.4%
                    Energy Sources -- 9.3%
                    Abraxas Petroleum Corp. 11.50% 2004...............................           500                516
                    Benton Oil & Gas Co. 11.625% 2003.................................           500                550
                    Dual Drilling Co. 9.875% 2004.....................................         2,000              2,160
                    Flores & Rucks, Inc. 13.50% 2004..................................         1,500              1,774
                    Forcenergy, Inc. 9.50% 2006.......................................         1,000              1,041
                    Global Marine, Inc. 12.75% 1999...................................         2,000              2,150
                    Kelley Oil & Gas Corp. 10.375% 2006#..............................           750                765
                    Triton Energy Corp. zero coupon 2000(1)...........................         1,500              1,556
                    Tuboscope Vetco International, Inc. 10.75% 2003...................         1,500              1,646

                    Utilities: Electric, Gas & Water -- 3.1%
                    California Energy, Inc. zero coupon 2004(1).......................         4,000              4,140
                                                                                                              ---------
                                                                                                                 16,298
                                                                                                              ---------
                    FINANCE -- 0.8%
                    Financial Services -- 0.8%
                    Mesa Operating Co. 10.625% 2006...................................         1,000              1,080
                                                                                                              ---------
                    INDUSTRIAL & COMMERCIAL -- 2.0%
                    Industrial -- 2.0%
                    Ionica PLC 13.50% 2006#...........................................           500                527
                    Multicanal Participacoes SA 12.625% 2004#.........................         1,000              1,075
                    Newsquest Capital PLC 11.50% 2006#................................         1,000              1,018
                                                                                                              ---------
                                                                                                                  2,620
                                                                                                              ---------
                    MATERIALS -- 11.3%
                    Chemicals -- 1.0%
                    Texas Petrochemical Corp. 11.125% 2006#...........................         1,250              1,337

                    Forest Products & Paper -- 7.1%
                    Container Corp. of America 9.75% 2003.............................         4,500              4,691
                    Fort Howard Corp. 8.25% 2002......................................           500                501

                                                           ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                        BONDS & NOTES (continued)                        (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    MATERIALS (continued)
                    Forest Products & Paper (continued)
                    Fort Howard Corp. 9.25% 2001......................................      $  3,000         $    3,128
                    Pacific Lumber Co. 10.50% 2003....................................         1,000              1,001

                    Metals & Minerals -- 3.2%
                    A.K. Steel Corp. 10.75% 2004......................................           500                536
                    Acme Metals, Inc. zero coupon 2004(1).............................         1,750              1,768
                    Kaiser Aluminum & Chemical Corp. 12.75% 2003......................         1,250              1,319
                    Ucar Global Enterprises, Inc. 12.00% 2005.........................           535                617
                                                                                                              ---------
                                                                                                                 14,898
                                                                                                              ---------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                    Republic of Argentina 6.625% 2005(2)..............................         1,470              1,270
                    United Mexican States 11.375% 2016................................            40                 41
                    United Mexican States 11.50% 2026.................................           145                152
                                                                                                              ---------
                                                                                                                  1,463
                                                                                                              ---------
                    SERVICES -- 49.7%
                    Broadcasting & Publishing -- 12.3%
                    American Media Operations, Inc. 11.625% 2004......................         1,750              1,868
                    Bell Cablemedia PLC zero coupon 2004(1)...........................         5,000              4,275
                    Cablevision Systems Corp. 9.875% 2013.............................         1,000                975
                    Chancellor Broadcasting Co. 9.375% 2004...........................         1,500              1,496
                    Chancellor Broadcasting Co. 12.50% 2004...........................           250                282
                    Comcast UK Cable Partners Ltd. zero coupon 2007(1)................         2,000              1,365
                    Heartland Wireless Communication, Inc. 13.00% 2003*...............           500                515
                    Infinity Broadcasting Corp. 10.375% 2002..........................         2,250              2,396
                    Univision Television Group, Inc. 11.75% 2001......................           500                526
                    Viacom, Inc. 7.75% 2005...........................................         1,500              1,492
                    Young Broadcasting, Inc. 10.125% 2005.............................         1,000              1,005

                    Business & Public Services -- 6.3%
                    Integrated Health Services, Inc. 9.625% 2002......................         2,000              2,045
                    Integrated Heatlh Services, Inc. 10.75% 2004......................           500                529
                    Paracelsus Healthcare Corp. 10.00% 2006...........................         1,750              1,514
                    Protection One Alarm Monitoring Corp. zero coupon 2005(1).........         1,000                910
                    Regency Health Services, Inc. 9.875% 2002.........................         1,750              1,767
                    Rykoff Sexton, Inc. 8.875% 2003...................................           500                471
                    Universal Health Services, Inc. 8.75% 2005........................         1,000              1,029

                    Food Retail -- 4.2%
                    Allied Supermarkets, Inc. 6.625% 1998.............................         1,200              1,196
                    Foodmaker, Inc. 9.25% 1999........................................         1,400              1,421
                    Foodmaker, Inc. 9.75% 2002........................................           500                497
                    Penn Traffic Co. 9.625% 2005......................................           500                270
                    Stater Brothers Holdings, Inc. 11.00% 2001........................         2,000              2,140

                    Leisure & Tourism -- 2.0%
                    Four Seasons Hotels, Inc. 9.125% 2000#............................         1,000              1,016
                    Station Casinos, Inc. 9.625% 2003.................................           500                487
                    Wyndham Hotel Corp. 10.50% 2006...................................         1,000              1,060

                    Merchandising -- 2.6%
                    AnnTaylor, Inc. 8.75% 2000........................................           500                485
                    Barnes & Noble, Inc. 11.875% 2003.................................         1,000              1,093
                    Thrifty PayLess Holdings, Inc. 12.25% 2004........................         1,625              1,901

                    Telecommunications -- 20.0%
                    Brooks Fiber Properties, Inc. zero coupon 2006(1).................         2,750              1,801
                    Cellular Communications International, Inc. zero coupon 2000......         2,250              1,530
                    Centennial Cellular Corp. 8.875% 2001.............................         3,000              2,880
                    Comunicacion Celular SA zero coupon 2003*.........................         1,000                653

---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                        BONDS & NOTES (continued)                        (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Telecommunications (continued)
                    International CableTel, Inc. zero coupon 2005(1)..................      $    750         $      534
                    MFS Communication zero coupon 2004................................         7,000              6,055
                    MobileMedia Communications, Inc. zero coupon 2003.................         1,000                445
                    Nextel Communications, Inc. zero coupon 2003......................         1,000                753
                    Omnipoint Corp. 11.625% 2006......................................         1,500              1,579
                    Paging Network, Inc. 11.75% 2002..................................         2,200              2,376
                    Pricellular Wireless Corp. zero coupon 2003.......................         1,000                843
                    Pricellular Wireless Corp. 14.00% 2001............................         1,000                985
                    Rogers Cantel Mobile Communications, Inc. 11.125% 2002............           500                527
                    Teleport Communications Group 9.875% 2006.........................           500                529
                    Videotron Holdings PLC zero coupon 2004...........................         5,500              4,730

                    Transportation: Airlines -- 2.3%
                    USAir, Inc. 9.625% 2003...........................................           500                508
                    USAir, Inc. 10.00% 2003...........................................         1,000                985
                    USAir, Inc. 10.375% 2013..........................................         1,500              1,530
                                                                                                              ---------
                                                                                                                 65,269
                                                                                                              ---------
                    TOTAL BONDS & NOTES (cost $106,841)...............................                          112,328
                                                                                                              ---------

                                            WARRANTS -- 0.0%+                                SHARES
                    -----------------------------------------------------------------------------------------------------
                    SERVICES -- 0.0%
                    Broadcasting & Publishing -- 0.0%
                    Heartland Wireless Communication, Inc. 4/15/03*...................         3,000                  6

                    Business & Public Services -- 0.0%
                    Protection One Alarm Monitoring Corp. 6/30/05*....................         3,200                 25

                    Telecommunications -- 0.0%
                    Comunicacion Celular SA 11/15/03#*................................         1,000                  6
                    Nextel Communications, Inc. 1/15/99...............................           500                  0
                                                                                                              ---------
                                                                                                                     37
                                                                                                              ---------
                    TOTAL WARRANTS (cost $42).........................................                               37
                                                                                                              ---------
                                                                                           PRINCIPAL
                                                                                             AMOUNT
                                   U.S. GOVERNMENT AND AGENCIES -- 6.9%                  (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    UNITED STATES TREASURY -- 6.9%
                    10.75% Bonds 2005.................................................      $  2,000              2,627
                    5.125% Notes 1998.................................................         6,500              6,442
                                                                                                              ---------
                                                                                                                  9,069
                                                                                                              ---------
                    TOTAL U.S. GOVERNMENT AND AGENCIES (cost $8,834)..................                            9,069
                                                                                                              ---------
                    TOTAL INVESTMENT SECURITIES (cost $115,717).......................                          121,434
                                                                                                              ---------

                                                           ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT            VALUE
                                      SHORT-TERM SECURITIES -- 5.5%                      (IN THOUSANDS)    (IN THOUSANDS)
                    -----------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 2.0%
                    Associates Corp. of North America 5.95% due 12/2/96 (cost
                      $2,660).........................................................      $  2,660         $    2,660
                                                                                                              ---------
                    FEDERAL AGENCY OBLIGATIONS -- 1.2%
                    Federal National Mortgage Association 5.30% due 12/19/96 (cost
                      $1,496).........................................................         1,500              1,496
                                                                                                              ---------
                    MUNICIPAL BONDS -- 2.3%
                    Tennessee Valley Authority 5.21% due 12/3/96 (cost $2,999)........         3,000              2,999
                                                                                                              ---------
                    TOTAL SHORT-TERM SECURITIES (cost $7,155).........................                            7,155
                                                                                                              ---------

                    TOTAL INVESTMENTS --
                      (cost $122,872)                                             97.9%                         128,589
                    Other assets less liabilities --                               2.1                            2,748
                                                                                ------                        ---------
                    NET ASSETS --                                                100.0%                      $  131,337
                                                                                                              =========
                                                                                ======

              -----------------------------

              #  Resale restricted to qualified institutional buyers

              *   Fair value determined by Trustees

              +   Non-income producing securities

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (2) Variable rate security -- the rate reflected is as of November
                  30, 1996

              See Notes to Financial Statements

---------------------

[TRIANGLE]
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES        INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                           BONDS & NOTES -- 91.9%                           (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ASSET-BACKED SECURITIES -- 5.2%
                    Green Tree Financial Corp. 6.80% 2027................................      $  1,000         $    1,001
                    Standard Credit Card Master Trust 8.88% 1999 Series 1991
                      Participation Certificates.........................................         4,500              4,705
                                                                                                                 ---------
                                                                                                                     5,706
                                                                                                                 ---------
                    DEVELOPMENTAL AUTHORITIES -- 4.0%
                    International Bank for Reconstruction & Development 7.90% 1998.......         3,000              3,084
                    International Bank for Reconstruction & Development 14.90% 1997......         1,200              1,252
                                                                                                                 ---------
                                                                                                                     4,336
                                                                                                                 ---------
                    FEDERAL AGENCY OBLIGATIONS -- 26.1%++
                    Federal Home Loan Mortgage Corp. 6.50% 2009*.........................         2,000              1,950
                    Federal Home Loan Mortgage Corp. 9.00% 2021 - 2022                            1,439              1,537
                    Federal Home Loan Mortgage Corp. 9.50% 2016..........................           753                816
                    Federal Home Loan Mortgage Corp. 11.88% 2013*........................            16                 18
                    Federal Home Loan Mortgage Corp. 12.50% 2013*........................           142                160
                    Federal National Mortgage Association 2001 STRIPS(1).................         5,000              4,992
                    Federal National Mortgage Association 7.50% 2009.....................         1,530              1,566
                    Federal National Mortgage Association 7.70% 2004.....................         1,645              1,702
                    Federal National Mortgage Association 8.50% 2023.....................         1,898              1,997
                    Government National Mortgage Association 7.50% 2023..................         1,320              1,344
                    Government National Mortgage Association 8.00% 2017..................         1,688              1,764
                    Government National Mortgage Association 8.50% 2016 - 2026...........         3,657              3,842
                    Government National Mortgage Association 9.00% 2016 - 2017...........           782                844
                    Government National Mortgage Association 9.50% 2009 - 2017...........         4,942              5,409
                    Government National Mortgage Association 10.00% 5/15/16..............            50                 55
                    Government National Mortgage Association 10.50% 2016 - 2019..........           311                347
                    Government National Mortgage Association 11.00% 6/20/19..............            70                 80
                    Government National Mortgage Association 11.50% 2010 - 2015..........            17                 20
                                                                                                                 ---------
                                                                                                                    28,443
                                                                                                                 ---------
                    INDUSTRIALS -- 1.8%
                    Public Service Electric & Gas Co. 7.00% 2024.........................         2,000              1,930
                                                                                                                 ---------
                    MORTGAGE-RELATED SECURITIES -- 6.8%
                    CMC Securities Corp. 6.50% 2008......................................         2,801              2,685
                    EQCC Home Equity Loan Trust 6.95% 2012...............................           300                303
                    Merrill Lynch Mortgage Investors, Inc. 6.85% 2025*...................           500                505
                    Morgan (J.P.) Commercial Mortgage Finance Corp. 7.35% 2010*..........         1,000              1,037
                    Prudential Home Mortgage Corp. 7.50% 2022............................         2,815              2,820
                                                                                                                 ---------
                                                                                                                     7,350
                                                                                                                 ---------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.0%
                    Ontario Province Canada 15.25% 2012..................................         1,000              1,124
                                                                                                                 ---------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                          BONDS & NOTES (continued)                         (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    UNITED STATES TREASURY -- 47.0%
                    5.88% Bonds 2004.....................................................      $  4,000         $    3,981
                    7.25% Bonds 2004.....................................................         5,000              5,379
                    10.38% Bonds 2009....................................................         4,500              5,688
                    10.38% Bonds 2012....................................................        12,000             15,849
                    10.75% Bonds 2003....................................................         1,750              2,194
                    8.88% Bonds 2017.....................................................        10,700             13,626
                    12.00% Bonds 2013....................................................         3,000              4,404
                                                                                                                 ---------
                                                                                                                    51,121
                                                                                                                 ---------
                    TOTAL INVESTMENT SECURITIES (cost $98,480)...........................                          100,010
                                                                                                                 ---------
                                        SHORT-TERM SECURITIES -- 6.7%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 6.7%
                    Associates Corp. of North America 5.38% due 12/2/96..................         3,300              3,299
                    General Electric Capital Corp. 5.30% due 12/5/96.....................         4,000              3,998
                                                                                                                 ---------
                    TOTAL SHORT-TERM SECURITIES (cost $7,297)............................                            7,297
                                                                                                                 ---------

                    TOTAL INVESTMENTS --
                      (cost $105,777)                                                98.6%                         107,307
                    Other assets less liabilities --                                  1.4                            1,545
                    ------                                                          ------                       ---------
                    NET ASSETS --                                                   100.0%                      $  108,852
                                                                                    ======                       =========


              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair value determined by Trustees

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              See Notes to Financial Statements

---------------------

[TRIANGLE]
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1996

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                       SHORT-TERM SECURITIES -- 101.0%                      (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 97.4%
                    Albertson's, Inc. 5.27% due 1/07/97..................................       $3,000           $  2,984
                    American Express Credit Corp. 5.24% due 12/24/96.....................        3,000              2,990
                    American General Finance Corp. 5.23% due 12/04/96....................        1,400              1,399
                    Ameritech Corp. 5.29% due 1/14/97....................................        3,000              2,981
                    Baltimore Gas & Electric Co. 5.23% due 12/02/96......................        3,300              3,299
                    BellSouth Telecommunications, Inc. 5.22% due 12/04/96................        3,300              3,299
                    Beneficial Corp. 5.31% due 1/17/97...................................        2,900              2,880
                    CIT Group Holdings, Inc. 5.24% due 12/17/96..........................        2,000              1,995
                    Coca-Cola Co. 5.22% due 12/03/96.....................................        2,400              2,399
                    Commercial Credit Co. 5.30% due 1/24/97..............................        1,400              1,389
                    Deere (John) Capital Corp. 5.23% due 12/26/96........................        2,600              2,591
                    Disney (Walt), Co. 5.26% due 1/09/97.................................        2,400              2,386
                    Lilly (Eli) & Co. 5.26% due 12/02/96.................................        2,700              2,700
                    Ford Motor Credit Co. 5.31% due 1/08/97..............................        1,600              1,591
                    Ford Motor Credit Co. 5.32% due 1/10/97..............................          600                596
                    Ford Motor Credit Co. 5.34% due 1/10/97..............................        1,100              1,094
                    General Electric Capital Corp. 5.25% due 12/11/96....................        1,900              1,897
                    General Electric Capital Corp. 5.25% due 12/20/96....................        1,700              1,695
                    General Mills, Inc. 5.24% due 12/23/96...............................        1,925              1,919
                    Heinz (H.J.) Co. 5.25% due 12/16/96..................................        2,000              1,996
                    IBM Credit Corp. 5.25% due 12/10/96..................................        3,500              3,495
                    International Bank For Reconstruction & Development Dsc Note 5.22%
                      due 12/30/96.......................................................        1,300              1,294
                    International Lease Finance Corp. 5.25% due 12/05/96.................        1,200              1,199
                    Kellogg Co. 5.30% due 1/02/97........................................        3,000              2,986
                    Lucent Technologies, Inc. 5.24% due 12/19/96.........................        3,000              2,992
                    Minnesota Mining & Manufacturing Co. 5.23% due 12/16/96..............        3,500              3,492
                    Motorola, Inc. 5.23% due 12/09/96....................................          100                100
                    Motorola, Inc. 5.24% due 12/19/96....................................        2,000              1,995
                    National Rural Utilities Cooperative Finance Corp. 5.23% due
                      12/12/96...........................................................        2,000              1,997
                    Paccar Financial Corp. 5.26% due 12/19/96............................        3,000              2,992
                    PepsiCo, Inc. 5.28% due 1/16/97......................................        2,100              2,086
                    Pitney Bowes Credit Corp. 5.24% due 12/09/96.........................        3,700              3,696
                    President & Fellows Harvard 5.24% due 12/11/96.......................        2,700              2,696
                    Procter & Gamble Co. 5.27% due 1/15/97...............................        3,243              3,222
                    SAFECO Credit Co., Inc. 5.29% due 1/22/97............................        3,000              2,977
                    Southwestern Bell Telephone Co. 5.22% due 12/06/96...................        3,300              3,298
                    Warner Lambert Co. 5.24% due 12/09/96................................        2,300              2,297
                                                                                                                 --------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost $86,894)......................                          86,894
                                                                                                                 --------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                      SHORT-TERM SECURITIES (continued)                     (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    FEDERAL AGENCY OBLIGATIONS -- 3.6%
                    Federal National Mortgage Association Discount Notes 5.22% due
                      12/12/96...........................................................       $  900           $    899
                    Federal National Mortgage Association Discount Notes 5.23% due
                      12/16/96...........................................................        2,300              2,295
                                                                                                                 --------
                    TOTAL FEDERAL AGENCY OBLIGATIONS (cost $3,194).......................                           3,194
                                                                                                                 --------
                    TOTAL SHORT-TERM SECURITIES (cost $90,088)...........................                          90,088
                                                                                                                 --------

                    TOTAL INVESTMENTS --
                      (cost $90,088)                                                101.0%                         90,088
                    Liabilities in excess of other assets --                         (1.0)                           (852)
                                                                                   ------                        --------
                    NET ASSETS --                                                   100.0%                       $ 89,236
                                                                                                                 ========
                                                                                   ======

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    FOR THE YEAR ENDED NOVEMBER 30, 1996

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                  ASSET
                                               GROWTH       INTERNATIONAL     GROWTH-INCOME     ALLOCATION
                                               SERIES          SERIES            SERIES           SERIES
    ------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities, at value*.......    $744,876          $224,354         $808,511        $140,202
    Short-term securities*.................      58,054            24,604          111,063          12,548
    Money market accounts..................         100               100               95              43
    Cash...................................          27                 1               --               1
    Foreign cash...........................          --                25               --              --
    Receivables for --
      Sales of investments.................      10,362                64               13              --
      Dividends and accrued interest.......         245               417            1,833             906
      Fund shares sold.....................         706                11              144               6
      Foreign currency contracts...........          --                52               --              --
    Prepaid expenses.......................           1                --                1              --
                                             -------------------------------------------------------------
                                                814,371           249,628          921,660         153,706
                                             -------------------------------------------------------------
    LIABILITIES:
    Payables for --
      Fund shares redeemed.................         388               125              743              43
      Purchases of investments.............         371                --            1,048             500
      Advisory fees........................         194               120              222              39
      Management fees......................         130                48              148              26
      Foreign currency contracts...........          --                51               --              --
    Other accrued expenses.................         124               140              143              38
                                             -------------------------------------------------------------
                                                  1,207               484            2,304             646
                                             -------------------------------------------------------------
    NET ASSETS.............................    $813,164          $249,144         $919,356        $153,060
                                             ===================================================================================
    Shares of beneficial interest
      outstanding (unlimited shares
      authorized)..........................      19,232            15,763           26,038           9,431
    Net asset value per share..............    $  42.28          $  15.81         $  35.31        $  16.23
                                             ===================================================================================

    COMPOSITION OF NET ASSETS:
    Capital paid in........................    $411,699          $171,204         $511,441        $103,083
    Accumulated undistributed net
      investment income....................       3,789             3,943           18,313           5,687
    Accumulated undistributed net realized
      gain (loss) on investments, futures,
      options and foreign currency.........     118,468            17,634          123,950          14,841
    Unrealized appreciation of
      investments..........................     279,208            56,363          265,652          29,449
                                             -------------------------------------------------------------
        Net Assets                             $813,164          $249,144         $919,356        $153,060
                                             ===================================================================================

                                                             U.S.
                                              BOND        SECURITIES      MANAGEMENT
                                             SERIES         SERIES          SERIES
    ---------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities, at value*.......   $121,434       $100,010        $    --
    Short-term securities*.................      7,155          7,297         90,088
    Money market accounts..................        101            102            101
    Cash...................................         10            314             72
    Foreign cash...........................         --             --             --
    Receivables for --
      Sales of investments.................        557             --             --
      Dividends and accrued interest.......      2,166          1,241             --
      Fund shares sold.....................         18              8             53
      Foreign currency contracts...........         --             --             --
    Prepaid expenses.......................         --             --             --
                                               131,441        108,972         90,314
    LIABILITIES:
    Payables for --
      Fund shares redeemed.................         11             38          1,003
      Purchases of investments.............         --             --             --
      Advisory fees........................         34             28             25
      Management fees......................         23             19             17
      Foreign currency contracts...........         --             --             --
    Other accrued expenses.................         36             35             33
                                                   104            120          1,078
    NET ASSETS.............................   $131,337       $108,852        $89,236
    Shares of beneficial interest
      outstanding (unlimited shares
      authorized)..........................      9,484          9,461          7,841
    Net asset value per share..............   $  13.85       $  11.51       $  11.38
    COMPOSITION OF NET ASSETS:
    Capital paid in........................   $115,245       $100,543        $84,388
    Accumulated undistributed net
      investment income....................     12,657          8,429          4,848
    Accumulated undistributed net realized
      gain (loss) on investments, futures,
      options and foreign currency.........     (2,282)        (1,650)            --
    Unrealized appreciation of
      investments..........................      5,717          1,530             --
        Net Assets                            $131,337       $108,852        $89,236

---------------

    *Costs
      Investment Securities................    $465,668          $167,991         $542,860        $110,710
                                             ===================================================================================
      Short-term Securities................     $58,054           $24,604         $111,062         $12,591
                                             ===================================================================================

    *Costs
                                             <C
      Investment Securities................   $115,717        $98,480             --
      Short-term Securities................     $7,155         $7,297        $90,088

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1996

    (DOLLARS IN THOUSANDS)

                                                                                                ASSET        HIGH-YIELD
                                              GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND
                                              SERIES         SERIES            SERIES           SERIES         SERIES
    -------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Dividends*...........................  $  4,725        $ 4,318          $  18,473        $  2,500       $     --
      Interest.............................     3,554          1,739              4,673           4,030         13,020
                                             --------------------------------------------------------------------------
             Total income..................     8,279          6,057             23,146           6,530         13,020
                                             --------------------------------------------------------------------------
    Expenses:
      Advisory fees........................     2,478          1,412              2,672             472            421
      Management fees......................     1,653            564              1,781             314            281
      Custodian fees.......................       236            389                252              64             61
      Auditing and legal fees..............        56             20                 62              15             14
      Reports to investors.................        18              5                 17               4              3
      Trustees' fees.......................        18              5                 20               3              3
      Other expenses.......................        24              3                 21               1              1
                                             --------------------------------------------------------------------------
             Total expenses................     4,483          2,398              4,825             873            784
                                             --------------------------------------------------------------------------
      Net investment income................     3,796          3,659             18,321           5,657         12,236
                                             --------------------------------------------------------------------------

    REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain on investments.......   118,807         17,946            124,360          14,891          1,680
    Net realized foreign exchange loss on
      other assets and liabilities.........        --            (15)                --              --             --
    Change in unrealized appreciation/
      depreciation of investments..........   (22,910)        21,406             32,410           5,929          3,974
                                             --------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
      on investments, foreign currency and
      other assets and liabilities.........    95,897         39,337            156,770          20,820          5,654
                                             --------------------------------------------------------------------------

    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS......................  $ 99,693        $42,996          $ 175,091        $ 26,477       $ 17,890
                                             ==========================================================================

                                           U.S. GOVERNMENT/
                                              AAA-RATED         CASH
                                             SECURITIES      MANAGEMENT
                                               SERIES          SERIES
    -------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Dividends*...........................    $    --        $     --
      Interest.............................      9,188           5,438
                                               -----------------------
             Total income..................      9,188           5,438
                                               -----------------------
    Expenses:
      Advisory fees........................        380             318
      Management fees......................        253             212
      Custodian fees.......................         59              36
      Auditing and legal fees..............         12              13
      Reports to investors.................          2               2
      Trustees' fees.......................          3               2
      Other expenses.......................         --              --
                                               -----------------------
             Total expenses................        709             583
                                               -----------------------
      Net investment income................      8,479           4,855
                                               -----------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain on investments.......        118               1
    Net realized foreign exchange loss on
      other assets and liabilities.........         --              --
    Change in unrealized appreciation/
      depreciation of investments..........     (2,756)             --
                                               -----------------------
    Net realized and unrealized gain (loss)
      on investments, foreign currency and
      other assets and liabilities.........     (2,638)              1
                                               -----------------------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS......................    $ 5,841        $  4,856
                                               =======================

---------------
    * Net of foreign withholding taxes of $38; $543; $147 and $17 on Growth, International, Growth-Income and Asset Allocation Series, respectively

    See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1996

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                 ASSET        HIGH-YIELD
                                              GROWTH       INTERNATIONAL     GROWTH-INCOME     ALLOCATION        BOND
                                              SERIES          SERIES            SERIES           SERIES         SERIES
    --------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................  $   3,796       $   3,659         $  18,321        $   5,657      $  12,236
    Net realized gain on investments.......    118,807          17,946           124,360           14,891          1,680
    Net realized foreign exchange loss on
      other assets and liabilities.........         --             (15)               --               --             --
    Change in unrealized appreciation/
      depreciation of investments..........    (22,910)         21,406            32,410            5,929          3,974
                                             ---------------------------------------------------------------------------
    Net increase in net assets resulting
      from operations......................     99,693          42,996           175,091           26,477         17,890
                                             ---------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (5,500)         (7,250)          (20,695)          (5,985)       (13,970)
    Distributions from net realized gains
      on investments.......................   (120,665)         (4,980)          (55,955)         (10,955)            --
                                             ---------------------------------------------------------------------------
    Total dividends and distributions paid
      to shareholders......................   (126,165)        (12,230)          (76,650)         (16,940)       (13,970)
                                             ---------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    186,903          69,110            75,454           15,816         40,043
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................    126,165          12,230            76,650           16,940         13,970
    Cost of shares repurchased.............   (370,707)        (91,096)         (213,332)         (42,841)       (73,186)
                                             ---------------------------------------------------------------------------
    Net decrease in net assets resulting
      from capital share transactions......    (57,639)         (9,756)          (61,228)         (10,085)       (19,173)
                                             ---------------------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................    (84,111)         21,010            37,213             (548)       (15,253)
    NET ASSETS:
    Beginning of period....................    897,275         228,134           882,143          153,608        146,590
                                             ---------------------------------------------------------------------------
    End of period..........................  $ 813,164       $ 249,144         $ 919,356        $ 153,060      $ 131,337
                                             ===========================================================================

                                          U.S. GOVERNMENT/
                                              AAA-RATED         CASH
                                             SECURITIES      MANAGEMENT
                                               SERIES          SERIES
    ------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................   $   8,479      $   4,855
    Net realized gain on investments.......         118              1
    Net realized foreign exchange loss on
      other assets and liabilities.........          --             --
    Change in unrealized appreciation/
      depreciation of investments..........      (2,756)            --
                                              ------------------------
Net increase in net assets resulting
      from operations......................       5,841          4,856
                                              ------------------------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (11,160)        (7,520)
    Distributions from net realized gains
      on investments.......................          --             (1)
                                              ------------------------
    Total dividends and distributions paid
      to shareholders......................     (11,160)        (7,521)
                                              ------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............      16,512        250,835
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................      11,160          7,521
    Cost of shares repurchased.............     (48,439)      (267,327)
                                              ------------------------
    Net decrease in net assets resulting
      from capital share transactions......     (20,767)        (8,971)
                                              ------------------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................     (26,086)       (11,636)
    NET ASSETS:
    Beginning of period....................     134,938        100,872
                                              ------------------------
    End of period..........................   $ 108,852      $  89,236
                                              ========================

---------------

    Undistributed net investment income....  $   3,789     $      3,943      $     18,313      $    5,687     $   12,657
                                             ===========================================================================
    Shares issued and repurchased:
      Sold.................................      4,762           4,811             2,343            1,045          3,028
      Issued in reinvestment of dividends
        and distributions..................      3,361             880             2,462            1,178          1,104
      Repurchased..........................     (9,518)         (6,335)           (6,652)          (2,849)        (5,421)
                                             ---------------------------------------------------------------------------
    Net decrease...........................     (1,395)           (644)           (1,847)            (626)        (1,289)
                                             ===========================================================================

    Undistributed net investment income....     $ 8,429      $   4,848
    Shares issued and repurchased:
      Sold.................................       1,469         22,136
      Issued in reinvestment of dividends
        and distributions..................       1,030            683
      Repurchased..........................      (4,300)       (23,640)
                                                ----------------------
    Net decrease...........................     $(1,801)          (821)
                                                ======================

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                           U.S.
                                                                                                                        GOVERNMENT/
                                                                                            ASSET        HIGH-YIELD     AAA-RATED
                                               GROWTH       INTERNATIONAL  GROWTH-INCOME  ALLOCATION        BOND        SECURITIES
                                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
    ------------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................  $   5,324      $   4,604      $  20,693      $   5,960      $  13,821      $  10,773
    Net realized gain (loss) on
      investments..........................    120,927          7,678         55,815         11,006         (2,317)        (1,413)
    Net realized foreign exchange gain
      (loss) on other assets and
      liabilities..........................        174             (2)            --             --             --             --
    Change in unrealized appreciation/
      depreciation of investments..........    134,125         12,035        160,433         22,856         13,271         11,975
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities..........................         --             (9)            --             --             --             --
                                             -------------------------------------------------------------------------------------
    Net increase in net assets resulting
      from operations......................    260,550         24,306        236,941         39,822         24,775         21,335
                                             -------------------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (4,130)        (4,020)       (20,910)        (7,070)       (15,715)       (14,600)
    Distributions from net realized gains
      on investments.......................    (53,955)        (8,900)       (61,645)        (3,970)        (1,315)          (730)
                                             -------------------------------------------------------------------------------------
    Total dividends and distributions paid
      to shareholders......................    (58,085)       (12,920)       (82,555)       (11,040)       (17,030)       (15,330)
                                             -------------------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    264,548         86,003         84,337         15,947         66,944         33,236
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................     58,085         12,920         82,555         11,040         17,030         15,330
    Cost of shares repurchased.............   (340,425)      (141,673)      (205,106)       (44,839)       (72,596)       (69,001)
                                             -------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................    (17,792)       (42,750)       (38,214)       (17,852)        11,378        (20,435)
                                             -------------------------------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................    184,673        (31,364)       116,172         10,930         19,123        (14,430)
    NET ASSETS:
    Beginning of period....................    712,602        259,498        765,971        142,678        127,467        149,368
                                             -------------------------------------------------------------------------------------
    End of period..........................  $ 897,275      $ 228,134      $ 882,143      $ 153,608      $ 146,590      $ 134,938
                                             =====================================================================================


                                                CASH
                                             MANAGEMENT
                                               SERIES
    --------------------------------------------------
    OPERATIONS:
    Net investment income..................  $   7,516
    Net realized gain (loss) on
      investments..........................          1
    Net realized foreign exchange gain
      (loss) on other assets and
      liabilities..........................         --
    Change in unrealized appreciation/
      depreciation of investments..........         --
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities..........................         --
                                             ---------

    Net increase in net assets resulting
      from operations......................      7,517
                                             ---------

    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (6,355)
    Distributions from net realized gains
      on investments.......................         (1)
                                             ---------

    Total dividends and distributions paid
      to shareholders......................     (6,356)
                                             ---------

    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    320,102
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................      6,356
    Cost of shares repurchased.............   (413,143)
                                             ---------

    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................    (86,685)
                                             ---------

    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................    (85,524)
    NET ASSETS:
    Beginning of period....................    186,396
                                             ---------

    End of period..........................  $ 100,872
                                             =========

---------------

    Undistributed net investment income....  $   5,493      $   7,246      $  20,687      $   5,977      $  13,964      $  11,152
                                             =====================================================================================
    Shares issued and repurchased:
      Sold.................................      6,919          6,506          2,970          1,155          5,131          2,849
      Issued in reinvestment of dividends
        and distributions..................      1,644          1,073          3,211            864          1,415          1,406
      Repurchased..........................     (8,845)       (10,739)        (7,247)        (3,268)        (5,539)        (5,944)
                                             -------------------------------------------------------------------------------------
    Net increase (decrease)................       (282)        (3,160)        (1,066)        (1,249)         1,007         (1,689)
                                             =====================================================================================

    Undistributed net investment income....  $   7,513
                                             =========
    Shares issued and repurchased:
      Sold.................................     27,835
      Issued in reinvestment of dividends
        and distributions..................        566
      Repurchased..........................    (35,988)
                                             ---------
    Net increase (decrease)................     (7,587)
                                             ---------

    See Notes to Financial Statements

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is an entity of the type commonly known as a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.

The HIGH YIELD BOND SERIES seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA by Standard & Poor's Ratings Services or Aaa by Moody's Investors Service, Inc. or that have not received a rating but are determined to be of comparable quality by the investment adviser.

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in a diversified selection of high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

                                                           ---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

  (i) market value of investment securities, other assets and liabilities -- at the prevailing rate of exchange at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: As is customary in the mutual fund industry, securities transactions are accounted for on the first business day following the trade date. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon relative net assets. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets were not affected by this change.

---------------------

  For the year ended November 30, 1996, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows, (dollars in thousands):

                                                                                      ACCUMULATED       ACCUMULATED
                                                                                     UNDISTRIBUTED     UNDISTRIBUTED       PAID
                                                                                     NET REALIZED      NET INVESTMENT       IN
                                                                                      GAIN/(LOSS)      INCOME/(LOSS)      CAPITAL
                                                                                           --------------------------------
    Growth Series................................................................        $(285)            $   --          $ 285
    International Series.........................................................         (288)               288             --
    Growth-Income Series.........................................................         (164)                --            164
    Asset Allocation Series......................................................          (38)                38             --
    High-Yield Bond Series.......................................................         (427)               427             --
    U.S. Government/AAA-Rated Securities Series..................................           42                (42)            --
    Cash Management Series.......................................................           --                 --             --

3. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at November 30, 1996 were as follows (dollars in thousands):

                                                        AGGREGATE    AGGREGATE      NET                      CAPITAL       CAPITAL
                                                        UNREALIZED   UNREALIZED   UNREALIZED   COST OF         LOSS          LOSS
                                                          GAIN        (LOSS)        GAIN       INVESTMENTS  CARRYOVER*     UTILIZED
                                                             -----------------------------------------------------------------
    Growth Series....................................   $303,680     $(24,514)    $279,166     $523,764     $       --     $     --
    International Series.............................     63,471       (7,109)      56,362      192,596             --           --
    Growth-Income Series.............................    273,501       (8,082)     265,419      654,155             --           --
    Asset Allocation Series..........................     29,586         (218)      29,368      123,382             --           --
    High-Yield Bond Series...........................      6,806       (1,089)       5,717      122,872      2,159,987      245,197
    U.S. Government/AAA-Rated Securities Series......      2,521         (991)       1,530      105,777      1,649,041           --
    Cash Management Series...........................         --           --           --       90,088             --           --

 * Expire 2003-2004
** Post 10/31/96 Capital Loss Deferral; High-Yield Bond Series $121,879

4. BUSINESS MANAGER AND INVESTMENT ADVISER: Anchor Investment Adviser, Inc. (the "Business Manager"), an indirect wholly owned subsidiary of Anchor National Life Insurance Company, pursuant to a business management agreement, manages the business affairs and the administration of the Fund. For these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the business manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and
 .20% on that portion of the series' average daily net assets in excess of $30,000,000. The business manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

                                                           ---------------------

  The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of SunAmerica Asset Management Corp., an affiliate of the Business Manager, or SunAmerica Inc., the ultimate parent of the Business Manager.

5. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the year ended November 30, 1996, was as follows:

                                                                                                     ASSET
                                                   GROWTH      INTERNATIONAL     GROWTH-INCOME     ALLOCATION     HIGH-YIELD
                                                   SERIES         SERIES            SERIES           SERIES       BOND SERIES
                                                  -------------------------------------------------------------------------
        Purchases of portfolio securities........ $192,394       $  92,019         $ 189,056        $ 56,692        $45,508
        Sales of portfolio securities............  313,937         117,795           331,619          78,078         66,071
        U.S. government securities included above
          were as follows:
        Purchases of U.S. government
          securities.............................       --              --                --          19,976          8,360
        Sales of U.S. government securities......       --              --                --           7,214          2,490

                                                U.S. GOVERNMENT/
                                                    AAA-RATED         CASH
                                                   SECURITIES      MANAGEMENT
                                                     SERIES          SERIES
                                                -----------------------------
        Purchases of portfolio securities........    $19,525        $     --
        Sales of portfolio securities............     41,213              --
        U.S. government securities included above
          were as follows:
        Purchases of U.S. government
          securities.............................     17,322              --
        Sales of U.S. government securities......     26,875              --

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET REALIZED        TOTAL        DIVIDENDS       DIVIDENDS
             NET ASSET        NET          & UNREALIZED         FROM         DECLARED       FROM NET       NET ASSET
               VALUE        INVEST-        GAIN (LOSS)        INVEST-        FROM NET       REALIZED         VALUE
 PERIOD      BEGINNING        MENT              ON              MENT        INVESTMENT       GAIN ON        END OF       TOTAL
 ENDED       OF PERIOD       INCOME        INVESTMENTS       OPERATIONS       INCOME       INVESTMENTS      PERIOD       RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                         Growth Series
11/30/92      $ 25.57        $ 0.23           $ 5.21           $ 5.44         $(0.01)        $ (0.04)       $ 30.96       21.29%
11/30/93        30.96          0.24@            5.32             5.56          (0.23)          (0.53)         35.76       18.26
11/30/94        35.76          0.19@            1.04             1.23          (0.25)          (2.66)         34.08        3.33
11/30/95        34.08          0.25@           12.02            12.27          (0.20)          (2.65)         43.50       37.93
11/30/96        43.50          0.18@            5.10             5.28          (0.28)          (6.22)         42.28       14.02

                                                     International Series
11/30/92      $ 10.13        $ 0.15           $(0.12)          $ 0.03         $(0.14)        $ (0.02)       $ 10.00        0.31%
11/30/93        10.00          0.18@            2.54             2.72          (0.14)          (0.01)         12.57       27.41
11/30/94        12.57          0.22@            0.81             1.03          (0.12)          (0.22)         13.26        8.17
11/30/95        13.26          0.26@            1.11             1.37          (0.23)          (0.50)         13.90       11.18
11/30/96        13.90          0.22@            2.46             2.68          (0.46)          (0.31)         15.81       20.03

                                                     Growth-Income Series
11/30/92      $ 23.79        $ 0.64           $ 3.12           $ 3.76         $(0.72)        $ (0.58)       $ 26.25       16.02%
11/30/93        26.25          0.71@            2.44             3.15          (0.63)          (0.54)         28.23       12.34
11/30/94        28.23          0.69@           (0.14)            0.55          (0.76)          (1.56)         26.46        2.00
11/30/95        26.46          0.71@            7.46             8.17          (0.76)          (2.23)         31.64       33.47
11/30/96        31.64          0.67@            5.87             6.54          (0.77)          (2.10)         35.31       21.88

                                                    Asset Allocation Series
11/30/92      $ 11.88        $ 0.50           $ 1.10           $ 1.60         $(0.53)        $ (0.05)       $ 12.90       13.80%
11/30/93        12.90          0.63@            0.72             1.35          (0.46)          (0.13)         13.66       10.76
11/30/94        13.66          0.58@           (0.69)           (0.11)         (0.62)          (0.31)         12.62       (0.84)
11/30/95        12.62          0.55@            3.16             3.71          (0.68)          (0.38)         15.27       31.01
11/30/96        15.27          0.56@            2.17             2.73          (0.63)          (1.14)         16.23       19.34

                                                    High-Yield Bond Series
11/30/92      $ 13.91        $ 1.20           $ 0.65           $ 1.85         $(1.16)        $    --        $ 14.60       14.06%
11/30/93        14.60          1.27@            1.02             2.29          (1.22)             --          15.67       16.44
11/30/94        15.67          1.24@           (1.88)           (0.64)         (1.49)          (0.49)         13.05       (4.70)
11/30/95        13.05          1.26@            0.99             2.25          (1.56)          (0.13)         13.61       18.97
11/30/96        13.61          1.21@            0.56             1.77          (1.53)             --          13.85       14.05

                                          U.S. Government/AAA-Rated Securities Series
11/30/92      $ 12.49        $ 0.85           $ 0.31           $ 1.16         $(0.78)        $    --        $ 12.87        9.84%
11/30/93        12.87          0.95@            0.61             1.56          (0.91)          (0.18)         13.34       12.58
11/30/94        13.34          0.90@           (1.43)           (0.53)         (1.11)          (0.17)         11.53       (4.17)
11/30/95        11.53          0.86@            0.85             1.71          (1.20)          (0.06)         11.98       15.95
11/30/96        11.98          0.80@           (0.21)            0.59          (1.06)             --          11.51        5.49

                                                    Cash Management Series
11/30/92      $ 11.88        $ 0.40           $(0.03)          $ 0.37         $(0.75)        $    --        $ 11.50        3.26%
11/30/93        11.50          0.29@              --             0.29          (0.39)             --          11.40        2.57
11/30/94        11.40          0.40@              --             0.40          (0.33)             --          11.47        3.56
11/30/95        11.47          0.61@            0.01             0.62          (0.44)             --          11.65        5.53
11/30/96        11.65          0.55@              --             0.55          (0.82)             --          11.38        4.94

            NET                       RATIO OF NET
           ASSETS       RATIO OF       INVESTMENT
           END OF       EXPENSES         INCOME     PORTFOLIO  AVERAGE
 PERIOD    PERIOD      TO AVERAGE      TO AVERAGE   TURNOVER  COMMISSION
 ENDED    (000'S)      NET ASSETS      NET ASSETS     RATE    PER SHARE#
------------------------------------------------------------------------
                                Growth Series
11/30/92  $644,060        0.56%            0.88%       14.31%  $    N/A
11/30/93   735,400        0.55             0.71        21.99        N/A
11/30/94   712,602        0.55             0.56        33.79        N/A
11/30/95   897,275        0.55             0.65        23.72        N/A
11/30/96   813,164        0.55             0.46        25.51     0.0561

                                International Series
11/30/92  $ 85,919        1.19%            1.88%       21.04%  $    N/A
11/30/93   192,162        1.12             1.62        22.56        N/A
11/30/94   259,498        1.04             1.64        21.68        N/A
11/30/95   228,134        1.05             1.95        16.79        N/A
11/30/96   249,144        1.02             1.56        44.94     0.0196

                                Growth-Income Series
11/30/92  $777,448        0.56%            2.88%       18.81%  $    N/A
11/30/93   862,716        0.55             2.60        29.22        N/A
11/30/94   765,971        0.55             2.54        32.97        N/A
11/30/95   882,143        0.55             2.52        18.81        N/A
11/30/96   919,356        0.55             2.07        23.72     0.0564

                                Asset Allocation Series
11/30/92  $134,100        0.63%            4.84%       21.86%  $    N/A
11/30/93   166,555        0.60             4.70        22.66        N/A
11/30/94   142,678        0.59             4.47        48.53        N/A
11/30/95   153,608        0.59             4.04        53.58        N/A
11/30/96   153,060        0.58             3.74        40.97     0.0573

                                High-Yield Bond Series
11/30/92  $147,951        0.62%            9.40%       75.27%       N/A
11/30/93   190,515        0.59             8.43        59.03        N/A
11/30/94   127,467        0.59             8.76        44.97        N/A
11/30/95   146,590        0.59             9.66        31.64        N/A
11/30/96   131,337        0.58             9.09        36.99        N/A

                   U.S. Government/AAA-Rated Securities Series
11/30/92  $230,798        0.59%            7.32%       47.58%       N/A
11/30/93   228,569        0.58             7.19         9.14        N/A
11/30/94   149,368        0.58             7.42        16.95        N/A
11/30/95   134,938        0.59             7.49        43.43        N/A
11/30/96   108,852        0.59             7.03        17.12        N/A

                                Cash Management Series
11/30/92  $203,548        0.61%            3.21%          --%       N/A
11/30/93   192,384        0.58             2.59           --        N/A
11/30/94   186,396        0.57             3.52           --        N/A
11/30/95   100,872        0.58             5.32           --        N/A
11/30/96    89,236        0.58             4.81           --        N/A

---------------

@  Calculated based upon average shares outstanding

# The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased or sold.

** Does not reflect expenses that apply to the separate accounts of Anchor
   National Life Insurance Company and First SunAmerica Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    REPORT OF INDEPENDENT ACCOUNTANTS

    To the Trustees and Shareholder of Anchor Pathway Fund

    In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Series, International Series, Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, U.S. Government/AAA-Rated Securities Series and Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at November 30, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

    PRICE WATERHOUSE LLP

    1177 Avenue of the Americas
    New York, New York
    January 15, 1997

---------------------

   O
---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES

              The following graphs compare the performance of a $10,000 investment in certain of the Anchor Pathway Fund portfolios to a $10,000 investment in a securities index. Each index has been chosen by Capital Research and Management Company (CRMC), the portfolios' money manager, as an appropriate comparison.

              THESE GRAPHS COMPARE THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR PATHWAY FUND LEVEL AND INCLUDE ALL FUND EXPENSES BUT NO INSURANCE COMPANY EXPENSES AND NO CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES AND ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.


                                      Growth Series

                                Growth Series     S&P 500
                                -------------     -------

                     11/86          10,000          10,000
                     11/87           9,566           9,524
                     11/88          11,661          11,744
                     11/89          17,337          15,368
                     11/90          15,854          14,817
                     11/91          20,094          17,839
                     11/92          24,373          21,145
                     11/93          28,822          23,277
                     11/94          29,781          23,512
                     11/95          41,077          32,221
                     11/96          46,837          41,207


                                 GROWTH SERIES
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/96
                   ------------------------------------------

                        1-year          14.02%
                        5-year          18.44%
                       10-year          16.70%
                   ------------------------------------------


              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

---------------------

                                        International Series

                                        International      MSCI EAFE
                                        -------------      ---------

                         5/90             10,000              10,000
                        11/90              9,680               9,483
                        11/91             10,221              10,310
                        11/92             10,253               9,508
                        11/93             13,063              11,852
                        11/94             14,130              13,646
                        11/95             15,710              14,724
                        11/96             18,855              16,504


                              INTERNATIONAL SERIES
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/96
                   ------------------------------------------

                        1-year                  20.03%
                        5-year                  13.03%
                       10-year                     N/A
                   Since Inception (5/9/90)     10.14%

                   ------------------------------------------


              ------------------------------------------------------------------

                                        Growth-Income Series

                                       Growth-Income         S&P 500
                                       -------------         -------

                        11/86             10,000              10,000
                        11/87              9,141               9,524
                        11/88             11,196              11,744
                        11/89             14,884              15,368
                        11/90             13,758              14,817
                        11/91             16,666              17,839
                        11/92             19,337              21,145
                        11/93             21,722              23,277
                        11/94             22,158              23,512
                        11/95             29,575              32,221
                        11/96             36,051              41,207


                              GROWTH INCOME SERIES
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/96
                   ------------------------------------------

                        1-year          21.88%
                        5-year          16.68%
                       10-year          13.68%
                   ------------------------------------------


              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

                                      Asset Allocation Series

                                        Asset                  Salomon Broad
                                      Allocation    S&P 500      Investment
                                        Series                   Grade Bond
                                      ----------    --------   -------------
                         3/89           10,000       10,000       10,000
                        11/89           11,000       11,530       11,076
                        11/90           10,837       11,116       11,923
                        11/91           12,847       13,384       13,640
                        11/92           14,620       15,863       14,882
                        11/93           16,192       17,463       16,518
                        11/94           16,056       17,639       16,016
                        11/95           21,035       24,172       18,868
                        11/96           25,104       30,913       19,997


                        Asset Allocation Series
                        Average Annual Total Return as of 11/30/96
                        ------------------------------------------
                        1-year                              19.34%
                        5-year                              14.34%
                        10-year                               N/A
                        Since Inception (3/31/89)           12.74%




              ------------------------------------------------------------------

                                      High-Yield Bond Series

                                                                    Salomon
                                     High-Yield     Salomon     Broad Investment
                                     Bond Series   High-Yield     Grade Bond
                                     -----------   ----------   ----------------

                        11/86           10,000        10,000        10,000
                        11/87           10,296        10,365        10,170
                        11/88           11,935        12,118        11,111
                        11/89           12,993        12,093        12,691
                        11/90           12,996        10,880        13,681
                        11/91           16,789        15,638        15,629
                        11/92           19,159        18,637        17,051
                        11/93           22,309        22,468        18,927
                        11/94           21,259        21,520        18,351
                        11/95           25,292        27,544        21,619
                        11/96           28,845        30,299        22,912

                        High-Yield Bond Series
                        Average Annual Total Return as of 11/30/96
                        ------------------------------------------
                        1-year                              14.05%
                        5-year                              11.42%
                        10-year                             11.18%

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

---------------------

                  U.S. Government/AAA-Rated Securities Series

                                    U.S. Government/      Salomon Brothers
                                  AAA-Rated Securities    Treasury/Mortgage
                                  --------------------    -----------------
                        11/86           10,000                  10,000
                        11/87            9,683                  10,173
                        11/88           10,661                  11,069
                        11/89           11,906                  12,649
                        11/90           12,751                  13,668
                        11/91           14,484                  15,571
                        11/92           15,912                  16,945
                        11/93           17,920                  18,718
                        11/94           17,173                  18,182
                        11/95           19,912                  21,297
                        11/96           21,006                  22,558


               U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES
               AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/96
               ------------------------------------------

                1-year                              5.49%
                5-year                              7.71%
                10-year                             7.70%

              ------------------------------------------------------------------

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------